UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04746
Van Kampen Tax-Exempt Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 11/30
Date of reporting period: 5/31/09

Item 1. Report to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

May 31, 2009

MUTUAL FUNDS Van Kampen High Yield Municipal Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments as of May 31, 2009.

This material must be preceded or accompanied by a Class A, B, C and I share prospectus for the fund being offered. The prospectuses contain information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 5/31/2009

	A Shares		B Shares		C Shares		I Shares
	since 1/2/86		since 7/20/92		since 12/10/93		since 3/1/06
		w/max		w/max		w/max
		4.75%		4.00%		1.00%
Average Annual	w/o sales	sales	w/o sales	sales	w/o sales	sales	w/o sales
Total Returns	charges	charges	charges	charges	charges	charges	charges

Since Inception	5.43%	5.21%	4.30%	4.30%	3.51%	3.51%	–2.20%

10-year	2.75	2.25	2.14	2.14	1.99	1.99	N/A

5-year	1.47	0.48	0.71	0.47	0.71	0.71	N/A

1-year	–11.91	–16.11	–12.58	–15.87	–12.59	–13.41	–11.73

6-month	6.70	1.59	6.31	2.31	6.32	5.32	6.82

30-day SEC Yield	6.31%		5.89%		5.89%		6.88%

Gross Expense Ratio	1.21%		1.96%		1.96%		0.99%

Past performance is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Expenses are as of the Fund’s fiscal year end.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index, which has been shown in the Fund’s previous prospectuses and shareholder reports, changed its name to Barclays Capital Municipal Bond Index as of November 3, 2008. The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

The Barclays Capital High Yield Municipal Bond Index consists of bonds that are noninvestment grade, unrated, or rated below Ba1 by Moody’s with a remaining maturity of at least one year. Based on the Fund’s asset composition, the Fund’s investment adviser believes that Barclays Capital High Yield Municipal Bond Index is a more appropriate broad-based benchmark for the

Fund than the Barclays Capital Municipal Bond Index. Accordingly, the Barclays Capital Municipal Bond Index will not be shown on its own in future prospectuses or shareholder reports of the Fund. The Indices are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report
For the six-month period ended May 31, 2009

Market Conditions

In the final months of 2008, extreme risk aversion and a flight to quality, among other factors, caused municipal bond prices to reach their cheapest levels in history relative to Treasury bonds. In early 2009, however, municipal bond market performance improved markedly as credit concerns eased, deleveraging slowed considerably, and investors re-entered the market, pushing yields lower across the municipal yield curve. The rally was accompanied by a narrowing of credit spreads, with spreads on high yield issues declining from 636 basis points to 506 basis points in the first five months of this year. As a result, for the six-month reporting period, the high yield segment of the municipal market returned 7.14 percent, as measured by the Barclays Capital High Yield Municipal Bond Index. Although the high yield municipal bond market rebounded nicely in 2009 to date, performance still lagged that of the investment grade segment for the overall period due in large part to the extremely risk-averse environment in December 2008. For the six-month period ended May 31, 2009 the investment grade segment of the municipal bond returned 9.00 percent, as measured by the Barclays Capital Municipal Bond Index.

With regard to municipal market sectors, the largest sectors within the Barclays Capital High Yield Municipal Bond Index (the “Index”) were industrial development revenue/pollution control revenue (IDR/PCR), hospitals and special tax districts. For the period, the IDR/PCR sector (i.e., corporate-backed bonds) turned in the best performance, considerably outpacing the Index with a 16.58 percent return which was driven largely by the strong performance of airline bonds. The hospital sector also outperformed the Index, returning 8.89 percent while the special tax district sector lagged with a –2.58 percent return.

For the first five months of 2009, municipal bond issuance was down 18 percent versus the same period in 2008, yet was easily placed due to robust retail demand. In a reversal from the last months of 2008, municipal bond funds experienced significant net inflows as investors recognized the historical cheapness of the municipal sector.

Performance Analysis

All share classes of Van Kampen High Yield Municipal Fund underperformed the Barclays Capital High Yield Municipal Bond Index (the “Index”), the Blended Index (60% Barclays Capital High Yield Municipal Bond Index and 40% Barclays Capital Municipal Bond Index) and the Barclays Capital Municipal Bond Index for the six months ended May 31, 2009, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended May 31, 2009

Blended
Index (60%
Barclays
Capital High
Yield
Municipal
				Barclays	Bond Index
				Capital	and 40%	Barclays
				High Yield	Barclays	Capital
				Municipal	Capital	Municipal
				Bond	Municipal	Bond
Class A	Class B	Class C	Class I	Index	Bond Index)	Index

6.70%	6.31%	6.32%	6.82%	7.14%	8.23%	9.00%

The performance for the four share classes varies because each has different expenses. The Fund’s total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The primary detractor from the Fund’s performance for the six-month reporting period was an underweight relative to the Index in the IDR/PCR sector, the top performing sector of the high yield segment of the municipal bond market. Although we increased exposure to the sector over the course of the period, including a small allocation to the airline sub-sector, the Fund still remained underweighted and therefore, did not benefit to the same extent as the Index from the sector’s rally.

Conversely, an overweight relative to the Index in hospital bonds, coupled with strong security selection in the sector, contributed the most to performance for the period. Additionally, we increased holdings in inverse floating-rate securities,* which was advantageous as these interest-rate sensitive securities benefited from the decline in municipal rates over most of the period. Holdings in the pre-refunded** bonds were also additive to performance as these highly-rated securities benefited from the outperformance of the high-quality segment of the market.

The Fund’s largest sector weightings as of period end continued to be hospitals, life care and special tax districts and the allocation to non-rated bonds stood at approximately 54 percent.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

*An inverse floating-rate security, or “inverse floater”, is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.
**Pre-refunding, or advance refunding, is a financing structure under which new bonds are issued to repay an outstanding bond issue, generally on its first call date. The proceeds from the new issuance are held in an escrow of high-quality U.S. government securities dedicated solely to pay interest and principal on the outstanding bond issue. Pre-refunded bonds are the outstanding bonds that will be refunded from this escrow and therefore, are typically rated ‘AAA’.

Ratings Allocation as of 5/31/09 (Unaudited)

AAA/Aaa	10.4%
AA/Aa	3.4
A/A	4.5
BBB/Baa	20.1
BB/Ba	5.6
B/B	1.8
CCC/Caa	0.3
D/D	0.3
Non-Rated	53.6

Top Five Sectors as of 5/31/09 (Unaudited)

Hospital	19.7%
Life Care	17.0
Special Tax Districts	14.5
Master Tobacco Settlement	5.3
Other	3.6

Summary of Investments by State/Country Classification as of 5/31/09 (Unaudited)

Florida	13.3%
California	8.8
Illinois	8.8
Texas	6.4
Pennsylvania	5.0
Arizona	4.7
New York	4.7
Minnesota	4.0
Colorado	3.8
Massachusetts	3.4
Ohio	3.3
Michigan	3.3
New Jersey	2.9
Missouri	2.7
Maryland	2.2
Nevada	2.0
Tennessee	1.9
District of Columbia	1.9
Virginia	1.8
Washington	1.7
Alabama	1.6
Wisconsin	1.6
South Carolina	1.6
North Carolina	1.3
Georgia	1.3
Louisiana	1.1
Indiana	1.0
Iowa	0.8
Oregon	0.8
Utah	0.7
Oklahoma	0.7
New Hampshire	0.7
Mississippi	0.7
(continued on next page)

Summary of Investments by State/Country Classification as of 5/31/09 (Unaudited)
(continued from previous page)

Hawaii	0.6
West Virginia	0.6
South Dakota	0.5
Puerto Rico	0.5
Connecticut	0.5
New Mexico	0.4
Vermont	0.3
North Dakota	0.3
Alaska	0.3
Kansas	0.2
Idaho	0.1
Wyoming	0.1
Rhode Island	0.1
Delaware	0.1
Kentucky	0.1

Total Investments	105.2
Liability for Floating Rate Note Obligations	(6.9)

Total Net Investments	98.3
Other Assets in Excess of Liabilities	1.7

Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and sectors are as a percentage of total long-term investments. Summary of investments by state/country classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund’s prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/08 - 5/31/09.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	12/01/08	5/31/09	12/1/08-5/31/09

Class A
Actual	$1,000.00	$1,067.03	$5.20
Hypothetical	1,000.00	1,019.90	5.09
(5% annual return before expenses)

Class B
Actual	1,000.00	1,063.12	9.05
Hypothetical	1,000.00	1,016.16	8.85
(5% annual return before expenses)

Class C
Actual	1,000.00	1,063.23	9.05
Hypothetical	1,000.00	1,016.16	8.85
(5% annual return before expenses)

Class I
Actual	1,000.00	1,068.20	3.92
Hypothetical	1,000.00	1,021.14	3.83
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, 1.76%, 1.76% and 0.76% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	12/1/08	5/31/09	12/1/08-5/31/09

Class A
Actual	$1,000.00	$1,067.03	$4.59
Hypothetical	1,000.00	1,020.49	4.48
(5% annual return before expenses)

Class B
Actual	1,000.00	1,063.12	8.44
Hypothetical	1,000.00	1,016.75	8.25
(5% annual return before expenses)

Class C
Actual	1,000.00	1,063.23	8.44
Hypothetical	1,000.00	1,016.75	8.25
(5% annual return before expenses)

Class I
Actual	1,000.00	1,068.20	3.30
Hypothetical	1,000.00	1,021.74	3.23
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89%, 1.64%, 1.64% and 0.64% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund’s investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2009 and May 20-21, 2009, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving the suspension of the continuous offering of shares to new investors and the subsequent reopening of the Fund to new investors. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser’s expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund’s shareholders, and the propriety of breakpoints in the Fund’s investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund’s portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund’s weighted performance is under the fund’s benchmark or peers, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund’s prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund’s overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser’s Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser’s expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser’s expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund’s expense ratio and particularly the Fund’s advisory fee rate. In conjunction with its review of the investment adviser’s profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund’s portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to funds’ sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 103.7% Alabama 1.4%
$1,000	Alabama Spl Care Fac Fin Auth Methodist Home for the Aging (Prerefunded @ 6/01/09)	6.300%	06/01/24	$1,000,310
4,500	Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City Fiber Co (AMT)	6.450	12/01/23	2,454,615
8,055	Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City Fiber Co (GTY AGMT: Boise Cascade Corp) (AMT)	6.450	12/01/23	4,393,761
4,000	Colbert Cnty Northwest Auth Hlthcare Fac	5.750	06/01/27	3,377,160
3,280	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.800	05/01/22	2,694,750
7,000	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj, Ser B (AMT)	6.250	08/01/25	5,934,880
1,235	Courtland, AL Indl Dev Brd Solid Waste Disp Champion Intl Corp Proj Rfdg (AMT)	6.000	08/01/29	973,550
10,475	Cullman, AL Cullman Med Pk South Med Clinic Brd Rev Cullman Regl Med Ctr, Ser A	6.500	02/15/23	9,858,651
3,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj, Ser A	6.875	01/01/43	2,328,150
4,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.125	12/01/26	4,938,240
7,500	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.250	12/01/32	9,290,175
9,385	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Vlg Proj	5.500	01/01/43	6,161,816
1,250	Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)	6.350	05/15/35	983,625

				54,389,683

	Alaska 0.3%
830	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.800	01/01/18	670,449
2,945	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.875	01/01/32	2,031,166
2,000	Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT) (Acquired 5/17/01, Cost $2,000,451) (a)	8.125	05/01/31	1,736,500

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alaska (Continued)
$7,055	Juneau, AK City & Borough Rev Saint Ann’s Care Ctr Proj	6.875%	12/01/25	$5,951,457
20,860	Northern Tob Sec Corp AK Tob Settlement Rev Cap Apprec Second Sub, Ser C	*	06/01/46	491,462

				10,881,034

	Arizona 4.7%
5,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.500	11/15/23	6,010,350
9,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.750	11/15/33	11,046,150
3,000	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.125	12/01/24	2,458,110
6,850	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.250	12/01/19	6,256,105
9,250	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.625	12/01/29	7,648,548
2,700	Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth Ctr Proj	7.750	12/01/30	2,510,271
1,475	Coconino Cnty, AZ Pollutn Ctl Corp Tucson Elec Pwr Navajo Ser A (AMT)	7.125	10/01/32	1,402,622
5,770	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	7.500	03/01/35	7,083,944
11,780	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj Rfdg	5.700	07/01/42	8,084,261
8,200	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.375	08/15/29	6,447,742
3,500	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.500	08/15/31	2,682,435
3,500	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (b)	5.000	07/01/22	3,615,080
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (b)	5.000	07/01/24	5,092,500
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (b)	5.000	07/01/26	5,128,325
28,000	Phoenix, AZ Civic Impt Corp Excise Tax Rev Civ Plaza, Ser A (BHAC Insd) (b)	5.000	07/01/41	28,027,580
2,905	Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter Sch Proj (c)	7.750	08/01/33	2,464,312
4,385	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Acclaim Charter Sch Proj	5.800	12/01/36	3,008,373

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (Continued)
$4,225	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Premier & Air Co (c) (d)	7.000%	09/01/35	$2,695,128
3,030	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Dist	7.500	11/01/33	2,305,769
1,000	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Proj	6.750	11/01/33	693,760
3,840	Pima Cnty, AZ Indl Dev Auth Fac Choice Ed & Dev Corp Proj	6.375	06/01/36	2,794,061
4,345	Pima Cnty, AZ Indl Dev Auth Fac Desert Heights Charter Sch	7.500	08/01/33	3,738,308
3,500	Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj (c)	7.500	02/01/34	2,748,760
6,000	Pima Cnty, AZ Indl Dev Auth Lease Rev Constellation Sch Proj	7.000	01/01/38	4,632,960
7,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT)	7.500	12/01/38	5,595,940
5,500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06, Cost $5,500,000) (a)	5.750	12/01/32	3,557,510
850	Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev, Ser A	6.500	12/01/12	772,752
1,000	Sundance Cmnty Fac Dist AZ (e)	6.250	07/15/29	866,910
2,964	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2 (e)	7.125	07/01/27	2,309,904
669	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 3	6.500	07/01/29	473,257
2,940	Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living, Ser A (AMT) (c)	6.500	07/01/31	1,824,152
22,000	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	18,068,600
1,150	University Med Ctr Corp AZ Hosp Rev	6.250	07/01/29	1,155,037
1,600	University Med Ctr Corp AZ Hosp Rev	6.500	07/01/39	1,606,928
5,915	Verrado Cmnty Fac Dist No 1 AZ	5.350	07/15/31	3,803,049
7,600	Verrado Cmnty Fac Dist No 1 AZ	6.500	07/15/27	6,009,396
4,000	Vistancia Cmnty Fac Dist AZ	6.750	07/15/22	3,996,120
4,000	Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai Regl Med Ctr, Ser A	6.000	08/01/33	3,373,400
5,200	Yavapai Cnty, AZ Indl Dev Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser A-1 (AMT) (Acquired 03/24/09, Cost $3,680,612) (a)	4.900	03/01/28	4,417,660

				186,406,069

	California 8.8%
1,000	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	5.850	10/01/27	819,300

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$3,200	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	6.200%	10/01/27	$2,662,464
3,950	Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist No 2002-1 (LOC: American Express Co)	6.500	09/01/33	3,263,055
1,295	Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl Tax, Ser A	5.000	09/01/36	836,570
1,580	Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl Tax, Ser B	5.000	09/01/36	1,014,123
4,935	Beaumont, CA Fin Auth Loc Agy Rev, Ser A (Prerefunded @ 9/01/13)	7.000	09/01/33	6,074,837
1,875	Beaumont, CA Fin Auth Loc Agy, Ser D	5.800	09/01/35	1,409,325
3,000	Blythe, CA Redev Agy Proj	5.750	05/01/34	2,228,160
5,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (f)	0.000/5.450	06/01/28	3,023,650
5,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (f)	0.000/5.600	06/01/36	2,745,150
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser C	*	06/01/55	169,000
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser D	*	06/01/55	138,200
14,935	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (b)	5.450	08/01/28	13,095,381
670	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (e)	6.000	07/01/38	472,853
2,415	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (e)	6.125	07/01/48	1,680,188
2,860	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (e)	6.125	07/01/38	2,033,231
2,000	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (e)	6.125	07/01/43	1,395,000
3,840	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (e)	6.125	07/01/48	2,641,920
8,075	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Keller Canyon Landfill Co Proj (AMT)	6.875	11/01/27	8,077,503
10,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Rep Svc Inc Proj Rfdg, Ser C (AMT) (g)	5.250	06/01/23	9,213,300
4,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (g)	5.125	11/01/23	3,652,520
150	California St (Prerefunded @ 9/01/10)	5.250	09/01/26	158,712
4,000	California Statewide Cmnty CA Baptist Univ, Ser A	5.500	11/01/38	2,525,720

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$3,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375%	12/01/37	$2,225,070
4,000	California Statewide Cmnty Dev Auth Rev Elder Care Alliance, Ser A (Prerefunded @ 11/15/12)	8.000	11/15/22	4,902,160
7,300	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (e)	5.125	04/01/37	5,152,778
1,000	California Statewide Cmnty Dev Auth Rev Lancer Ed Student Hsg Proj	5.400	06/01/17	814,260
2,000	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.500	10/01/23	1,484,020
2,500	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.625	10/01/33	1,716,575
5,215	California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch of Law (Prerefunded @ 10/01/11)	7.750	10/01/31	5,936,078
4,500	California Statewide Cmnty Dev Auth San Francisco Art Inst (Acquired 7/05/02, Cost $4,500,000) (a) (c)	7.375	04/01/32	3,168,405
6,185	California Statewide Cmnty Dev Auth Spl Tax Cmnty Fac Dist 2007 1 Orinda	6.000	09/01/37	4,715,011
3,220	California Statewide Cmnty Hosp Napa Vly Proj, Ser A	7.000	01/01/34	2,595,545
3,000	California Statewide Cmntys Dev Auth Chf Irvine LLC UCI East Campus	6.000	05/15/40	2,649,570
3,220	California Statewide Cmntys Dev Auth Rev Lancer Ed Student Hsg Proj	5.625	06/01/33	2,072,617
9,750	California Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law, Ser A (c)	7.250	10/01/38	8,194,680
6,300	California Statewide Cmntys Dev Auth Statewide Cmnty, Ser A	6.625	09/02/38	5,084,667
2,615	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.100	09/01/28	2,169,639
3,730	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.200	09/01/38	2,897,949
1,360	Chino, CA Fac Dist No 3 Impt Area 1	5.750	09/01/34	1,055,972
2,850	Contra Costa Cnty, CA Multi-Family Hsg Rev, Ser C (AMT) (Acquired 6/08/99, Cost $2,850,000) (a)	6.750	12/01/30	2,297,186
1,500	Corona Norco, CA Uni Sch Dist, Ser A	5.700	09/01/29	1,157,940
2,950	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Common	6.750	09/01/28	2,431,951
3,610	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Common	6.875	09/01/38	2,841,539

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,835	Fontana, CA Spl Tax Cmnty Fac Dist No 11, Ser B	6.500%	09/01/28	$1,586,725
3,695	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	5.850	09/01/25	3,056,245
3,000	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	6.000	09/01/34	2,304,300
12,045	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd, Ser A-1	4.500	06/01/27	10,444,460
28,200	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd, Ser A-1	5.750	06/01/47	18,796,428
12,700	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.125	06/01/47	7,597,140
17,880	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced Asset Bkd, Ser A (BHAC Insd) (b)	5.000	06/01/45	17,587,126
3,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/30	1,683,810
2,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/36	1,047,280
1,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	5.850	06/01/28	797,940
3,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	6.000	06/01/33	2,323,590
1,500	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.375	08/15/33	1,806,105
970	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.500	08/15/34	1,124,182
1,000	Irvine, CA Impt Bd Act 1915 Assmt Dist No 00 18 Grp 4	5.375	09/02/26	910,760
1,500	Irvine, CA Impt Bd Act 1915 Assmt Dist No 03 19 Grp 2	5.500	09/02/29	1,351,695
4,000	Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist No 4, Ser A	5.700	09/01/34	3,115,000
4,500	La Verne, CA Ctf Partn Brethren Hillcrest Home, Ser B	6.625	02/15/25	3,811,095
655	Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades Business Pk	6.400	09/01/22	596,829
6,200	Millbrae, CA Residential Fac Rev Magnolia of Millbrae Proj, Ser A (AMT)	7.375	09/01/27	5,360,582
5,515	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (e)	6.500	03/01/28	4,521,142

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,000	Murrieta, CA Cmnty Fac Dist No 2 Oaks Impt Area, Ser B	6.000%	09/01/34	$1,553,620
3,645	Norco, CA Spl Tax Cmnty Fac Dist No 01-1 (Prerefunded @ 9/01/12)	6.750	09/01/22	4,338,862
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/28	758,594
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/34	718,164
4,000	Perris, CA Cmnty Fac Dist Spl Tax No 01-2, Ser A	6.375	09/01/32	3,255,280
1,765	Perris, CA Pub Fin Auth Loc Agy Rev, Ser D	7.875	09/01/25	1,764,629
5,500	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	3,876,125
1,845	Riverside, CA Uni Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.600	09/01/34	1,411,739
2,500	Roseville, CA Spl Tax Fountain Cmnty Fac Dist No 1	6.125	09/01/38	1,826,000
10,275	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (b)	5.000	08/15/25	10,116,560
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (b)	5.000	08/15/26	5,122,050
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (b)	5.000	08/15/27	5,084,575
2,000	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.600	09/01/27	1,808,520
2,630	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.650	09/01/32	2,248,808
8,123	San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Proj, Ser A (AMT) (c)	6.400	12/01/41	5,899,491
1,000	San Marcos, CA Pub Fac Auth Spl Tax Rev, Ser A	5.650	09/01/36	720,920
3,500	Santa Cruz Cnty, CA Redev Agy Tax Alloc Live Oak Soquel Cmnty Impt, Ser A	7.000	09/01/36	3,737,090
13,300	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/36	1,032,878
10,750	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/41	504,498
21,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/47	555,450
52,500	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser C	*	06/01/56	400,050
17,500	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser D	*	06/01/56	108,500
1,475	Southern CA Logistics Arpt Auth, Ser A	6.000	12/01/33	1,369,892

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$3,900	Southern CA Logistics Arpt Auth, Southn CA Logistics Arpt	6.150%	12/01/43	$3,498,183
10,610	Sweetwater, CA Un High Sch Dist Election 2000, Ser C (FSA Insd) (b)	5.000	08/01/29	10,686,127
4,000	Temecula, CA Pub Fin Auth Spl Tax Roripaugh Cmnty Fac Dist 03 2	5.500	09/01/36	1,776,920
10,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A1	5.500	06/01/45	6,418,700
15,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A1	5.000	06/01/37	9,523,350
23,190	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A1	5.125	06/01/46	13,905,420
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,073,648
1,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	5.900	09/01/24	817,820
1,500	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	6.000	09/01/34	1,122,975
535	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.000	10/01/21	498,101
7,115	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.250	10/01/28	6,472,942
3,535	Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist, Ser A	5.800	09/01/31	2,662,703
3,970	Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake	6.250	09/01/34	3,154,602
1,060	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000	09/01/31	782,354
1,880	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000	09/01/39	1,325,400

				346,647,748

	Colorado 3.5%
2,175	Antelope Heights Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/23	2,757,487
1,235	Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj Rfdg (AMT) (Acquired 4/16/99, Cost $1,235,000) (a) (c)	6.250	12/01/18	1,127,086
1,060	Beacon Pt Metro Dist CO, Ser A	6.125	12/01/25	785,619
1,005	Beacon Pt Metro Dist CO, Ser A	6.250	12/01/35	688,063
1,830	Bradburn Metro Dist No 3 CO	7.500	12/01/33	1,412,339
1,835	Briargate Ctr Business Impt Dist CO, Ser A	7.450	12/01/32	1,413,592
3,500	Bromley Pk Metro Dist CO No 2, (Prerefunded @ 12/01/12)	8.050	12/01/32	4,332,125
2,000	Bromley Pk Metro Dist CO No 2, Ser B (Prerefunded @ 12/01/12)	8.050	12/01/32	2,475,500

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (Continued)
$4,495	Broomfield Vlg Metro Dist No 2 CO Impt Rfdg	6.250%	12/01/32	$3,122,901
4,835	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.375	06/01/31	5,422,307
2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Platte Academy, Ser A (Prerefunded @ 3/01/10)	7.250	03/01/32	2,626,200
1,005	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.000	11/01/23	943,866
810	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.125	11/01/28	744,212
1,875	Colorado Ed & Cultural Fac Montessori Sch of Denver Proj (c)	7.500	06/01/22	1,774,781
1,000	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.200	07/01/22	758,220
3,875	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	2,626,204
5,300	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	3,188,692
3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	2,141,970
9,660	Colorado Hlth Fac Auth Rev Hosp Vly View Assn Proj	5.250	05/15/42	7,586,288
120	Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)	6.800	04/01/30	122,992
1,000	Confluence Metro Dist, CO Tax Supported Rev	5.400	12/01/27	658,300
4,200	Confluence Metro Dist, CO Tax Supported Rev	5.450	12/01/34	2,567,838
5,250	Copperleaf Met Dist No 2 CO	5.950	12/01/36	2,956,800
3,080	Cross Creek Met Dist No 2 CO Ltd Tax Rfdg	6.125	12/01/37	1,953,521
1,330	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.000	05/01/21	1,179,896
990	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.125	05/01/31	717,146
2,930	Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev, Ser A	6.300	07/01/29	2,302,335
3,000	Elbert & Hwy 86 Coml Metro Dist Pub Impt Fee Rev, Ser A	7.500	12/01/32	2,215,080
3,000	Elk Valley, CO Pub Impt Pub Impt Fee, Ser A	7.350	09/01/31	2,443,050

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (Continued)
$5,300	Fronterra Vlg Metro Dist CO (Prerefunded @ 12/01/11)	8.050%	12/01/31	$6,250,449
1,150	High Plains Metro Dist CO, Ser A	6.125	12/01/25	796,559
1,750	High Plains Metro Dist CO, Ser A	6.250	12/01/35	1,085,017
2,605	La Plata Cnty, CO Rec Fac Rev Durango Mtn Resort Proj Rfdg, Ser A (c)	6.875	02/01/12	2,431,924
3,605	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (AMT) (c) (d) (h)	7.000	10/01/18	1,860,649
135	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser B (c) (h)	6.125	10/01/08	67,500
10,275	Lake Creek Affordable Hsg Corp Hsg Proj Rfdg, Ser A	6.250	12/01/23	9,196,947
5,000	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.125	12/01/30	4,278,550
3,885	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	3,252,716
4,935	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (c)	5.900	10/01/37	3,369,223
6,200	Montrose Cnty, CO Hlthcare Fac Rev Homestead at Montrose, Ser A	7.000	02/01/38	4,923,730
4,185	Montrose, CO Mem Hosp Brd	6.000	12/01/28	3,600,481
3,000	Montrose, CO Mem Hosp Brd	6.000	12/01/33	2,478,510
1,000	Neu Towne, CO Metro Dist (c) (i)	7.250/1.800	12/01/34	320,000
2,745	North Range Metro Dist No 1 CO Ltd Tax (Prerefunded @ 12/15/11) (Acquired 12/07/01, Cost $2,665,506) (a)	7.250	12/15/31	3,107,422
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,069,745
1,200	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/37	630,252
6,450	Northwest, CO Metro Dist No 3 Ltd Tax	6.250	12/01/35	3,430,303
6,330	Rampart Range Metro Dist No 1 Co Rev Rampart Range Metro Dist No 2 Proj (Prerefunded @ 12/01/11)	7.750	12/01/26	7,219,871
1,790	Rendezvous Residential Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/21	2,172,971
1,000	Serenity Ridge, CO Metro Dist No 2 (c) (i)	7.500/3.750	12/01/34	450,000
48	Skyland Metro Dist CO Gunnison Cnty Rfdg (c)	6.750	12/01/22	44,458
605	Snowmass Vlg, CO Multi-Family Hsg Rev Rfdg, Ser A	8.000	09/01/14	602,078
2,000	Southlands, CO Med Dist Metro Dist No 1 (Prerefunded @ 12/01/14)	7.125	12/01/34	2,512,240
2,500	Tallgrass Metro Dist CO Rfdg & Impt	5.250	12/01/37	1,458,575

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (Continued)
$637	Tallyns Reach Metro Dist No 2	6.375%	12/01/23	$587,747
925	Tallyns Reach Metro Dist No 3	6.625	12/01/23	874,033
1,000	Tallyns Reach Metro Dist No 3	6.750	12/01/33	910,750
4,650	Vista Ridge Metro Dist CO (Prerefunded @ 6/01/09)	7.500	12/01/31	4,651,721

				136,678,831

	Connecticut 0.5%
3,405	Connecticut St Dev Auth First Mtg Gross Rev Hlthcare Proj The Elm Pk Baptist Inc Proj	5.850	12/01/33	2,701,289
1,500	Connecticut St Dev Auth Indl Afco Cargo Bldg LLC Proj (AMT)	8.000	04/01/30	1,325,295
3,660	Connecticut St Hlth & Ed Fac Auth Rev Saint Mary’s Hosp Issue, Ser E	5.875	07/01/22	2,871,160
4,475	Georgetown Spl Taxing Dist Ser A (Acquired 11/16/06, Cost $4,475,000) (a)	5.125	10/01/36	2,069,374
1,470	Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich Close, Ser B (c)	7.500	09/01/27	1,462,532
960	Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet Hsg Dev Rfdg (Acquired 9/05/96, Cost $885,288) (a) (c)	7.200	12/01/18	930,874
9,250	Mashantucket Westn Pequot Tribe, Ser A (e)	5.500	09/01/36	4,493,187
2,464	New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin Square Manor Proj (AMT) (c)	7.000	07/01/21	2,347,256
280	New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal Energies (AMT)	7.250	07/01/09	279,838

				18,480,805

	Delaware 0.1%
3,770	Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc Proj (AMT) (c)	6.250	06/01/28	2,813,626

	District of Columbia 1.9%
12,565	District of Columbia Income Tax Rev Rfdg, Ser B (b)	5.000	12/01/25	13,445,995
1,545	District of Columbia Rev Methodist Home Issue	6.000	01/01/29	1,151,736
4,935	District of Columbia Tob Settlement Fin Corp	6.500	05/15/33	4,374,581
13,940	District of Columbia Tob Settlement Fin Corp, Ser A	*	06/15/46	380,562
17,500	District of Columbia Tob Settlement Fin Corp, Ser B	*	06/15/46	400,575

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia (Continued)
$67,660	District of Columbia Tob Settlement Fin Corp, Ser C	*	06/15/55	$421,522
31,695	Metropolitan Washington DC Arpt Auth Sys, Ser B (FSA Insd)	5.000%	10/01/36	28,476,056
30,000	Metropolitan Washington DC Arpt Auth Sys, Ser B (FSA Insd) (b)	5.000	10/01/36	26,953,950

				75,604,977

	Florida 13.3%
4,750	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	3,386,180
10,500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	7,287,315
6,085	Anthem Pk Cmnty Dev Dist FL Cap Impt Rev	5.800	05/01/36	3,320,402
7,285	Bartram Pk Cmnty Dev Dist FL Assmt	5.400	05/01/37	4,163,669
9,085	Beacon Lakes, FL Cmnty Dev, Ser A	6.900	05/01/35	6,623,964
3,040	Beeline Cmnty Dev Dist FL Spl Assmt, Ser A	7.000	05/01/37	2,310,187
940	Bellalago Ed Fac Benefits, Ser B	5.800	05/01/34	727,541
1,895	Bluewaters Cmnty Dev Dist of FL	6.000	05/01/35	1,536,390
1,725	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $1,683,312) (a)	5.800	10/01/26	1,258,491
2,355	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $2,322,195) (a)	5.900	10/01/36	1,588,094
3,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.375	05/01/34	2,451,720
5,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.500	05/01/34	4,146,600
9,900	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	7,904,556
7,555	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (FSA Insd) (b)	5.000	09/01/24	7,715,770
7,910	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (FSA Insd) (b)	5.000	09/01/25	8,024,774
5,000	Buckeye Pk Cmnty Dev Dist FL Cap Impt Rev, Ser A	7.875	05/01/38	3,697,950
3,500	Capital Reg Cmnty Dev Dist FL Rev Cap Impt, Ser A	7.000	05/01/39	2,527,490
3,500	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	2,391,270

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$2,500	Capital Tr Agy FL Rev Sub Orlando Proj (AMT)	6.750%	01/01/32	$1,900,675
3,115	Championsgate Cmnty Dev Dist, Ser A	6.250	05/01/20	2,676,906
3,805	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.250	08/15/23	3,468,828
4,350	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.375	08/15/32	3,871,587
8,415	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.000	05/01/38	4,387,329
1,190	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125	05/01/36	654,893
2,825	Connerton West Cmnty Dev Dist FL Cap Impt Rev, Ser B	5.125	05/01/16	1,803,226
4,950	Connerton West Cmnty Dev FL, Ser A	5.375	05/01/37	2,876,544
2,000	Connerton West Cmnty Dev FL, Ser A	5.950	05/01/36	1,217,760
4,160	Cutler Cay, FL Cmnty Dev Dist	6.125	05/01/24	3,802,614
4,880	Cutler Cay, FL Cmnty Dev Dist	6.300	05/01/34	4,129,700
5,420	Double Brn Cmnty Dev Dist FL Spl Assmt, Ser A	6.700	05/01/34	5,482,818
5,690	Escambia Cnty, FL Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.000	08/01/26	4,129,404
9,250	Escambia Cnty, FL Environmental, Ser A (AMT)	5.750	11/01/27	7,139,797
10,000	Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev, Ser A (Acquired 5/28/03, Cost $9,965,746) (a) (c)	6.375	05/01/35	6,201,700
11,575	Florida Hsg Fin Corp Multi-Family Hsg Whistlers Cove Apt Proj (AMT) (c) (i)	6.500/2.250	01/01/39	7,291,208
4,635	Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt, Ser C (AMT) (c)	6.610	07/01/38	3,501,372
8,940	Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt, Ser G (AMT) (c)	6.600	07/01/38	6,817,465
11,275	Florida Hsg Fin Corp Rev Hsg Westbrook Apt, Ser U (AMT) (c)	6.450	01/01/39	8,815,810
5,625	Florida Hsg Fin Corp Rev Hsg Westchase Apt, Ser B (AMT) (c)	6.610	07/01/38	4,009,837
2,480	Fontainbleau Lakes, FL Cmnty Dev Dist, Ser A	6.000	05/01/38	1,454,272
3,110	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A-2 (c)	5.250	05/01/39	1,473,207
4,900	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (c)	5.100	05/01/14	2,407,076
1,965	Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev, Ser A	7.000	05/01/33	1,770,052

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$210	Heritage Hbr Cmnty Dev Dist FL Rev Rec	7.750%	05/01/23	$164,566
1,925	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	984,637
3,500	Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj, Ser A (AMT) (c)	7.375	07/01/40	2,964,920
15,000	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	13,038,000
10,500	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac Univ Cmnty Hosp, Ser A	5.625	08/15/29	8,050,140
6,450	Hillsborough Cnty, FL Indl Dev Tampa Electric Co Proj	5.500	10/01/23	6,324,225
1,775	Islands at Doral FL (Prerefunded @ 5/01/13)	6.375	05/01/35	2,048,243
2,840	Islands at Doral III Cmnty 2004, Ser A	5.900	05/01/35	1,766,196
9,800	Jacksonville, FL Econ Dev Commn Hlthcare Fac Rev FL Proton Therapy Inst Rfdg (Acquired 8/09/07 and 9/10/08, Cost $9,790,780) (a)	6.250	09/01/27	7,977,592
3,190	Kendall Breeze Cmnty Dev Dist	6.625	11/01/33	3,746,495
2,180	Kendall Breeze Cmnty Dev Dist	6.700	11/01/23	2,503,294
2,250	Lakeland, FL Retirement Cmnty 1st Mtg Carpenters Acc Inv Rfdg (Acquired 4/25/08, Cost $2,250,000) (a)	6.375	01/01/43	1,668,780
5,775	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B	5.200	05/01/15	2,707,782
9,320	Landmark at Doral Cmnty Dev, Ser A	5.500	05/01/38	4,241,252
3,150	Lee Cnty, FL Indl Dev Auth Hlthcare Cypress Cove Hlthpk, Ser A	6.375	10/01/25	2,520,598
6,000	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk, Ser A	6.750	10/01/32	4,567,020
3,810	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Shell PT/Alliance Oblig Group	5.125	11/15/36	2,364,219
3,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.250	06/15/27	2,234,960
3,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	2,045,575
5,550	Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Rfdg, Ser A (c)	6.750	09/01/28	3,399,597
2,760	Marshall Creek Cmnty Dev Dist FL Spl Assmt, Ser A	7.650	05/01/32	2,694,312
105	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj	5.375	11/15/18	84,572

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$5,000	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 4/26/04, Cost $4,823,445) (a)	6.750%	11/15/29	$3,717,350
7,300	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 9/09/08, Cost $7,285,400) (a)	6.750	11/15/21	6,182,954
1,385	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.125	11/15/11	1,349,032
1,000	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.700	11/15/19	870,890
3,465	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.800	11/15/31	2,553,532
6,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (b)	5.250	10/01/33	5,520,900
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (b)	5.500	10/01/24	2,449,138
3,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (b)	5.500	10/01/25	2,927,205
10,645	Miami-Dade Cnty, FL Bldg Better Cmnty Prog, Ser A (AGL Insd) (b)	5.000	07/01/30	10,721,857
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (b)	5.250	05/01/26	4,895,000
10,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (b)	5.250	05/01/27	10,192,250
4,480	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.250	05/01/37	2,976,467
6,370	Midtown Miami, FL Cmnty Dev, Ser B	6.500	05/01/37	4,388,166
3,820	Miromar Lakes Cmnty Dev Dist Rfdg, Ser B	7.250	05/01/12	3,628,274
1,575	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.250	08/15/13	1,525,214
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.750	08/15/18	2,640,330
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	6.750	08/15/25	2,495,010
275	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	297,811
1,168	North Springs, FL Impt Dist Spl Assmt Rev	7.000	05/01/19	1,168,000
2,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.000	08/01/32	2,108,200
2,150	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.500	08/01/24	1,998,382

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$4,230	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 2A	6.400%	08/01/33	$3,632,301
1,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 43 (Prerefunded @ 8/01/11)	6.125	08/01/31	1,676,490
3,000	Orange Cnty, FL Hlth Fac Auth Rev Rfdg Hlthcare Orlando Lutheran	5.700	07/01/26	2,176,080
3,915	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E	6.000	10/01/26	3,893,781
85	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E (Prerefunded @ 10/01/09)	6.000	10/01/26	87,422
2,750	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	1,794,595
6,950	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	4,379,959
1,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.375	11/15/20	1,090,080
2,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.500	11/15/30	2,183,800
2,000	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.600	04/01/24	1,735,440
355	Orange Cnty, FL Hlth Fac Auth Westminster Cmnty Care	6.500	04/01/12	355,536
2,010	Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt Proj, Ser C	7.000	04/01/28	2,078,742
3,935	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Governors Manor Apt F-4	7.250	10/01/31	3,470,631
820	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Davis Apt Proj F-1	7.250	10/01/31	723,232
220	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase I Proj F-2	7.250	10/01/31	194,038
820	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase II Proj F-3	7.250	10/01/31	723,232
335	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Mellonville Trace Apt F-5	7.250	10/01/31	295,467

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$2,535	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, 11/24/99, and 3/31/00, Cost $2,550,979) (a)	7.000%	10/01/25	$2,624,967
1,350	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, Cost $1,350,000) (a)	7.000	10/01/15	1,403,325
960	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A	6.125	05/01/35	533,866
9,360	Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake Delray Apt Proj, Ser A (AMT)	6.400	01/01/31	7,082,806
1,780	Parklands Lee Cmnty Dev Dist FL Spl Assmt, Ser A	5.800	05/01/35	863,674
3,705	Parklands West Cmnty Dev Dist Spl Assmt, Ser A	6.900	05/01/32	2,790,828
1,140	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.700	11/01/23	1,112,697
1,700	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.750	11/01/33	1,524,101
15,050	Pier Pk, FL Cmnty Dev Dist, Ser 1	7.150	05/01/34	11,996,505
2,805	Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev	7.250	05/01/33	2,669,182
2,335	Pine Is Cmnty Dev Dist FL Spl Assmt	5.750	05/01/35	1,415,080
1,680	Pine Ridge Plantation Cmnty, Ser A	5.400	05/01/37	788,441
7,450	Pinellas Cnty, FL Ed Fac Auth Clearwater Christian College, Ser A (Acquired 9/05/01, Cost $7,116,776) (a)	7.250	09/01/31	5,927,592
5,680	Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwtr Proj	6.250	06/01/34	4,993,118
5,550	Poinciana Cmnty Dev Dist FL Spl Assmt, Ser A	7.125	05/01/31	5,134,416
890	Poinciana West Cmnty Dev Dist	5.875	05/01/22	726,605
1,500	Poinciana West Cmnty Dev Dist FL Spl Assmt	6.000	05/01/37	1,096,320
6,990	Port Saint Lucie, FL Spl Assmt Rev Glassman Spl Assmt Dist, Ser C	6.750	07/01/23	6,855,862
2,460	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	1,279,028
4,815	Reunion West Cmnty Dev Dist FL Spl Assmt	6.250	05/01/36	2,357,568
3,680	Saddlebrook, FL Cmnty, Ser A	6.900	05/01/33	3,361,938
5,390	Saint John’s Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Ret, Ser A	5.625	08/01/34	4,165,931

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$6,250	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375%	01/01/40	$4,003,813
2,070	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John’s Proj, Ser A (Prerefunded @ 1/01/10)	8.000	01/01/17	2,192,854
5,950	Sarasota Natl Cmnty Dev Dist FL Spl Assmt	5.300	05/01/39	3,173,730
2,770	Sausalito Bay Cmnty Dev Dist FL Spl Assmt	6.200	05/01/35	2,307,632
5,350	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.500	10/01/24	4,728,277
2,745	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	1,556,690
4,865	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	4,170,570
3,500	Six Mile Creek Cmnty Dev Dist FL Cap Impt Rev	5.875	05/01/38	1,517,775
4,455	South Dade Venture Cmnty Dev	6.900	05/01/33	4,069,954
2,115	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	1,940,280
3,995	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/34	3,682,511
1,500	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	1,249,620
2,915	Stonebrier Cmnty Dev Dist FL	5.500	05/01/37	1,642,632
4,815	Stonegate Cmnty Dev Dist FL Spl Assmnt Rev	8.125	05/01/39	4,965,613
815	Stoneybrook West Cmnty Dev, Ser A (Prerefunded @ 5/01/10)	7.000	05/01/32	864,006
1,665	Sweetwater Creek Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.500	05/01/38	897,735
11,875	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375	12/01/30	11,530,506
1,425	Tamarac, FL Indl Dev Rev Sun Belt Precision Prods Inc (AMT)	6.500	08/01/17	1,159,124
2,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	1,461,900
10,040	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	6,912,540
10,570	Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev	6.000	05/01/36	6,311,770
1,105	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.500	05/01/23	1,059,585
1,715	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.750	05/01/33	1,538,835

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$2,475	Treeline Presv Cmnty Dev Dist FL Spl Assmt, Ser A	6.800%	05/01/39	$1,622,412
1,410	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	791,884
2,128	University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99, Cost $2,128,000) (a)	6.750	05/01/20	2,106,039
3,955	University Square Cmnty Dev Dist FL Cap Impt Rev, Ser A1	5.875	05/01/38	2,568,773
4,085	Venetian Isles, FL, Ser A	6.750	05/01/33	3,665,389
4,540	Verandah West Cmnty Dev Dist Cap Impt, Ser B	6.625	05/01/33	4,012,043
7,295	Village Cmnty Dev Dist No 8, FL Spl Assmt Rev	6.375	05/01/38	6,183,972
1,850	Vista Lakes Cmnty Dev Dist FL Cap Impt Rev, Ser A (Prerefunded @ 5/01/12)	6.750	05/01/34	2,096,494
2,645	Waterlefe Cmnty Dev Dist FL (c)	8.125	10/01/25	52,900
6,860	West Vlg Impt Dist FL Rev	5.500	05/01/38	3,397,895
1,940	West Vlg Impt Dist FL Rev Spl Assmt Unit of Dev No 3	5.500	05/01/37	916,999
7,825	World Comm Cmnty Dev Dist, Ser A	6.500	05/01/36	3,709,676
1,845	World Comm Cmnty Dev Dist, Ser A1	6.250	05/01/22	981,448

				521,287,932

	Georgia 1.3%
5,250	Americus Sumter Cnty, GA Hosp Auth Rev South GA Methodist Rfdg, Ser A	6.375	05/15/29	4,092,795
170	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.750	12/01/14	191,488
3,000	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.900	12/01/24	3,532,290
3,385	Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan Proj, Ser A (AMT)	6.750	07/01/30	2,570,332
3,440	Fulton Cnty, GA Residential Care Saint Anne’s Ter Proj Rfdg	7.625	12/01/33	3,109,175
5,450	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	6.900	07/01/19	4,316,400
4,810	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	7.000	07/01/29	3,394,513
2,500	Medical Ctr Hosp Auth GA Rev Spring Hbr Green Isl Proj Rfdg	5.250	07/01/27	1,839,800
2,930	Renaissance On Peachtree Unit Invt Tr Ctf GA Custody Ctf (c)	6.000	10/01/25	1,983,844
3,225	Richmond Cnty, GA Dev Auth Environmental Impt Rev Intl Paper Co Proj, Ser A	5.150	03/01/15	3,034,725

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (Continued)
$1,000	Richmond Cnty, GA Dev Auth Intl Paper Co Proj Rfdg, Ser A (AMT)	6.000%	02/01/25	$820,290
5,000	Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper Inc Proj, Ser A (AMT)	6.125	01/01/34	3,557,450
920	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/24	845,149
3,650	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/34	3,395,376
20,685	Tax Exempt Grantor Tr Sr Tier, Ser A (c)	6.000	10/01/25	14,511,976

				51,195,603

	Hawaii 0.6%
7,500	Hawaii PAC Hlth Spl Purp Rev, Ser A	5.600	07/01/33	6,733,725
5,300	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.400	11/15/17	5,427,465
4,450	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.875	11/15/23	4,470,915
2,500	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	8.000	11/15/33	2,464,275
5,000	Kuakini, HI Hlth Sys Spl Purp Rev, Ser A	6.300	07/01/22	4,686,500

				23,782,880

	Idaho 0.1%
5,350	Gooding Cnty, ID Indl Dev Corp Solid Waste Disp Rev Intrepid Technology & Res Proj (AMT) (Acquired 11/03/06, Cost $5,356,668) (a) (c) (d)	7.500	11/01/24	294,250
5,850	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (c)	6.125	11/15/37	4,122,320

				4,416,570

	Illinois 8.8%
4,600	Annawan, IL Tax Increment Rev Patriot Renewable Fuels LLC Proj (c)	5.625	01/01/18	3,239,136
3,769	Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj (c)	6.625	03/01/33	2,500,769
2,510	Aurora, IL Tax Increment Rev East River Area Tif No. 6, Ser A	6.750	12/30/27	2,052,829
4,265	Aurora, IL Tax Increment Rev River City Tif No. 3, Ser B	6.500	12/30/23	3,548,181
5,000	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	3,479,750
3,923	Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj (Prerefunded @ 3/01/11)	7.050	03/01/31	4,337,151
4,000	Bradley, IL Rev Tax Increment Bradley Common	6.100	01/01/27	3,075,960

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$70	Cary, IL Spl Tax Spl Svc Area No 1 Cambridge, Ser A (j)	7.500%	03/01/10	$73,056
872	Cary, IL Spl Tax Svc Area No 1 Cambridge, Ser A (Prerefunded @ 3/01/10)	7.625	03/01/30	933,476
10,000	Chicago, IL Brd Ed Dedicated, Ser B (FSA Insd) (b)	5.000	12/01/25	10,419,600
13,050	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd) (b)	5.000	12/01/32	13,177,890
1,735	Chicago, IL Increment Alloc Rev Diversey/Narragansett Proj	7.460	02/15/26	1,431,236
3,070	Chicago, IL Midway Arpt Rev, Ser B (FSA Insd)	5.000	01/01/21	3,150,772
2,915	Chicago, IL Midway Arpt Rev, Ser B (FSA Insd)	5.250	01/01/20	3,045,155
2,625	Chicago, IL Midway Arpt Rev, Ser B (FSA Insd)	5.375	01/01/18	2,754,806
2,765	Chicago, IL Midway Arpt Rev, Ser B (FSA Insd)	5.375	01/01/19	2,901,729
155	Chicago, IL Neighborhoods Alive (FGIC Insd) (Prerefunded @ 7/01/10)	6.000	01/01/28	165,548
14,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (b)	5.000	01/01/33	13,658,750
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.625	12/01/22	3,288,840
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.750	12/01/32	2,956,600
780	Chicago, IL Tax Increment Alloc Read Dunning, Ser B (ACA Insd)	7.250	01/01/14	780,039
20,000	Cook County, IL Cap Impt, Ser B (NATL Insd) (b)	5.000	11/15/29	20,247,200
4,901	Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes Proj (Prerefunded @ 3/01/12)	6.875	03/01/32	5,665,654
4,625	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (c)	6.000	05/01/41	2,312,546
2,500	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1 (c)	5.375	03/01/16	1,372,400
3,000	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (Prerefunded @ 3/01/11)	7.750	03/01/27	3,399,360
2,500	Godfrey, IL Rev Utd Methodist Vlg, Ser A (c)	5.875	11/15/29	1,417,100
2,960	Hampshire, IL Spl Svc Area No 16 Spl Tax Crown Dev Prairie Ridge Proj, Ser A	6.000	03/01/46	1,490,804
4,860	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Oakstead Proj, Ser A	6.000	03/01/45	2,451,821

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$5,040	Hampshire, IL Spl Svc Area No 19 Spl Tax Crown Dev Prairie Ridge East, Ser A	6.000%	03/01/46	$2,538,396
3,250	Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Impt & Rfdg (c)	6.550	11/15/29	2,417,448
2,390	Huntley, IL Increment Alloc Rev Huntley Redev Proj, Ser A	8.500	12/01/15	2,390,980
8,855	Illinois Dev Fin Auth Pollutn Ctl Rev Rfdg Cent IL, Ser C-1 (g)	5.950	08/15/26	7,807,276
575	Illinois Fin Auth Rev Bd Antic Nt Greenfields, Ser A (e)	*	02/15/12	554,145
1,500	Illinois Fin Auth Rev Bd Antic Nt Tallgrass (c) (e)	*	02/15/12	1,421,910
3,575	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	2,614,576
2,825	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	1,988,263
2,000	Illinois Fin Auth Rev Clare at Wtr Tower Proj, Ser A	6.000	05/15/25	1,222,580
10,000	Illinois Fin Auth Rev Clare at Wtr Tower Proj, Ser A	6.125	05/15/38	5,105,300
10,450	Illinois Fin Auth Rev Clare Oaks Proj, Ser A	6.000	11/15/39	7,161,385
1,500	Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj	8.000	11/15/16	1,415,400
27,500	Illinois Fin Auth Rev Elmhurst Mem, Ser A	5.625	01/01/37	23,257,850
4,500	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.250	08/15/40	3,203,595
3,500	Illinois Fin Auth Rev Franciscan Cmnty Inc	5.500	05/15/37	2,176,475
3,000	Illinois Fin Auth Rev Franciscan Cmnty Inc, Ser A	5.500	05/15/27	2,090,580
2,500	Illinois Fin Auth Rev Franciscan Cmnty Saint Joseph, Ser A	6.000	05/15/34	1,708,975
2,670	Illinois Fin Auth Rev Kewanee Hosp Proj	5.000	08/15/26	1,767,166
6,750	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	4,851,225
5,000	Illinois Fin Auth Rev Luther Oaks Proj, Ser A	6.000	08/15/39	3,428,450
6,020	Illinois Fin Auth Rev Montgomery Place Proj, Ser A	5.750	05/15/38	4,144,770
1,400	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (c)	7.625	09/15/28	1,191,750

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$2,100	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (c)	7.750%	09/15/38	$1,750,581
12,500	Illinois Fin Auth Rev Rfdg Silver Cross Hosp & Med	5.500	08/15/30	10,264,000
12,935	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Group, Ser A	7.250	11/01/38	14,017,142
10,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007A	5.500	08/01/37	7,522,800
2,000	Illinois Fin Auth Rev Silver Cross & Med Ctrs (k)	6.875	08/15/38	1,973,680
1,320	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,146,486
2,365	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	6.625	08/15/24	1,980,262
3,255	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	7.000	08/15/29	2,871,691
1,250	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty	5.875	12/01/31	991,650
5,000	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty, Ser B	6.125	12/01/28	4,340,350
750	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.200	08/15/23	586,185
3,375	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.400	08/15/33	2,501,820
6,750	Illinois Hlth Fac Auth Rev Saint Benedict, Ser 2003A (c) (d)	6.900	11/15/33	2,982,825
2,650	Illinois Hlth Fac Auth Rev, Ser A	7.000	11/15/32	2,224,066
6,119	Illinois St Real Estate Lease Ctf (ACA Insd) (Acquired 7/01/98, Cost $7,024,096) (a)	8.800	06/15/18	6,152,694
20,300	Illinois St Toll Hwy Auth Rev, Ser B (b)	5.500	01/01/33	21,130,169
1,825	Lincolnshire, IL Spl Svc Area Sedgebrook Proj	6.250	03/01/34	1,218,753
1,385	Loves Pk, IL Rev Hoosier Care Proj, Ser A (c)	7.125	06/01/34	1,129,191
2,176	Manhattan, IL No 04 -1 Brookstone Springs Proj	6.100	03/01/35	1,396,405
3,867	Minooka, IL Spl Assmt Impt Lakewood Trails Proj	6.625	03/01/33	2,869,275
4,723	Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj	6.375	03/01/34	3,377,559
2,862	Minooka, IL Spl Assmt Impt Praire Ridge Proj	6.875	03/01/33	1,500,747
2,106	Montgomery, IL Spl Assmt Impt Lakewood Creek Proj (Prerefunded @ 3/01/11)	7.750	03/01/30	2,320,307

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$2,967	Pingree Grove, IL Spl Svc Area No 2 Spl Tax Cambridge Lakes Proj, Ser 05-2	6.000%	03/01/35	$1,882,354
2,231	Pingree Grove, IL Spl Svc Area No 7 Spl Tax Cambridge Lakes Proj, Ser 06-1	6.000	03/01/36	1,412,959
3,685	Pingree Grove Vlg, IL Rev Cambridge Lakes Learning Ctr	6.000	06/01/36	2,574,783
2,258	Plano, IL Spl Svc Area No 1 Lakewood Springs Proj, Ser A	6.200	03/01/34	1,628,583
3,800	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	1,993,974
4,968	Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl Tax (Prerefunded @ 3/01/13)	6.750	03/01/33	5,807,691
3,654	Round Lake, IL Rev (Prerefunded @ 3/01/13)	6.700	03/01/33	4,265,241
3,130	Saint Charles, IL Spl Svc Area No 21	6.625	03/01/28	2,518,179
1,921	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	1,151,159
2,295	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.000	06/01/33	1,874,281
4,700	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.050	06/01/37	3,778,095
6,200	Wheeling, IL Tax Increment Rev N Milwaukee/Lake Cook TIF Proj	6.000	01/01/25	4,999,618
2,000	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj (c)	6.000	01/01/26	892,200
2,019	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-100 Raintree Vlg Proj	6.875	03/01/33	1,545,908
2,728	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-101 Windett Ridge Proj (Acquired 9/03/03, Cost $2,728,000) (a) (c)	6.875	03/01/33	1,869,280
2,900	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	1,622,521
2,268	Yorkville, IL Utd City Spl Svc Area Spl Tax No 4 104 MPI Grade Res Proj	6.375	03/01/34	1,447,959
3,384	Yorkville, IL Utd City Spl Svc No 2005-108 Autumn Creek Proj	6.000	03/01/36	2,027,862

				343,327,938

	Indiana 1.0%
1,500	Anderson, IN Econ Dev Rev Anderson Univ Proj (Prerefunded @ 10/01/11)	6.375	10/01/26	1,669,425
880	Delaware Cnty, IN Redev Dist Tax Increment Rev	6.875	02/01/18	880,185
6,100	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/37	4,941,610

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (Continued)
$1,500	Indiana Hlth Fac Fin Auth H Cmnty Fndtn Northwest IN, Ser A	6.250%	03/01/25	$1,433,325
1,000	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	5.375	03/01/19	955,670
2,535	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.000	03/01/34	2,195,944
3,435	Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Rfdg, Ser A	6.400	05/15/24	2,655,564
2,260	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A (c)	7.125	06/01/34	1,842,578
7,650	Indianapolis, IN Arpt Auth Rev Spl Fac Fed Ex Corp Proj Rfdg (GTY AGMT: Federal Express Co) (AMT)	5.100	01/15/17	6,955,303
3,000	North Manchester, IN Rev Peabody Retirement Cmnty Proj, Ser A	7.250	07/01/33	2,548,110
1,943	Portage, IN Spl Impt Dist Rev Marina Shores Proj (c)	6.375	03/01/35	1,078,443
175	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/10	155,298
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/11	110,927
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/12	98,931
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/13	91,611
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/14	81,591
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/15	75,566
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/16	69,990
905	Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr	7.750	01/01/12	905,516
2,045	Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr	8.000	01/01/17	1,998,967
4,000	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (e)	5.700	09/01/37	2,880,640
4,780	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (e)	5.750	09/01/42	3,398,915
1,150	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (e)	5.800	09/01/47	811,567
2,000	Whiting, IN Redev Dist Tax Increment Rev Std Ave Proj (c)	5.350	01/15/27	1,413,180

				39,248,856

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa 0.8%
$1,400	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000%	06/01/28	$1,402,884
3,500	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/39	3,296,545
3,850	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/43	3,588,469
2,515	Black Hawk Cnty, IA Hlthcare Fac Rev Westn Home Proj, Ser B	6.625	05/01/33	1,943,869
1,000	Bremer Cnty, IA Hlthcare & Residential Fac Rev Proj Rfdg (Prerefunded @ 11/15/09)	7.250	11/15/29	1,039,610
2,245	Des Moines, IA Sr Hsg Rev Luther Pk Apts Inc Proj	6.250	12/01/34	1,634,248
615	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/39	423,796
5,600	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000	11/01/39	3,858,960
1,930	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.800	11/15/29	1,360,418
2,750	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.900	11/15/37	1,866,728
5,500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	3,789,280
1,500	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc Proj	6.150	10/01/36	1,065,180
3,480	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc, Ser C	6.000	04/01/37	2,392,256
4,970	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Rfdg, Ser A	5.300	04/01/37	3,049,095
1,250	Scott Cnty, IA Rev Ridgecrest Vlg Rfdg	5.625	11/15/18	1,079,050

				31,790,388

	Kansas 0.2%
1,500	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	1,031,370
1,000	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/26	801,940
4,500	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	3,251,340
3,000	Overland Pk, KS Dev Corp Rev First Tier Overland Pk, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	3,320,850

				8,405,500

	Louisiana 1.1%
3,000	Colonial Pinnacle Cmnty Dev Dist	7.000	05/01/37	2,172,540
11,144	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	8,699,341

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (Continued)
$3,125	Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Eunice Student Hsg Fndtn Proj (c)	7.375%	09/01/33	$2,062,156
3,852	Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Hlthcare Saint James Pl Rfdg, Ser A (Prerefunded @ 11/01/09)	7.000	11/01/25	4,034,238
955	Louisiana Loc Govt Environment Fac Sr Air Cargo (AMT)	6.650	01/01/25	781,123
13,650	Louisiana Pub Fac Auth Hosp Rev Lake Charles Mem Hosp Rfdg (e)	6.375	12/01/34	10,074,246
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare (c)	6.375	10/01/20	800,750
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare (c)	6.375	10/01/28	738,550
3,000	Louisiana St Hlth Ed Auth Lambeth House Proj Rfdg, Ser A	6.200	01/01/28	2,424,270
3,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-2 (AGL Insd)	6.000	01/01/23	3,144,630
9,625	Saint John Baptist Parish, LA Rev Marathon Oil Corp, Ser A	5.125	06/01/37	8,155,840
2,000	Saint Tammany, LA Pub Trust Fin Auth Rev Christwood Proj Rfdg	5.700	11/15/28	1,500,100

				44,587,784

	Maryland 2.2%
1,800	Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj, Ser A	6.250	06/01/25	1,398,942
7,000	Baltimore, MD Spl Oblig, Ser A	7.000	09/01/38	5,385,800
13,600	Brunswick, MD Spl Oblg Brunswick Crossing Spl Taxing	5.500	07/01/36	7,983,064
1,500	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth	6.625	07/01/25	1,238,265
6,000	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser A	5.950	07/01/30	4,238,280
455	Maryland St Cmnty Dev Admin Residential, Ser B (AMT)	5.450	09/01/32	449,640
6,575	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	6.500	07/01/24	5,229,492
1,440	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	7.340	07/01/24	1,202,659
2,780	Maryland St Econ Dev Corp MD Golf Course Sys (Prerefunded @ 6/01/11)	8.250	06/01/28	3,163,751
5,000	Maryland St Econ Dev Corp Rev Sr Lien Chesapeake Bay Rfdg, Ser A	5.000	12/01/31	2,611,250

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (Continued)
$2,000	Maryland St Hlth & Higher Ed Collington Episcopal (Prerefunded @ 4/01/11)	6.750%	04/01/23	$2,221,400
1,300	Maryland St Hlth & Higher Ed Fac Auth Rev	5.300	01/01/37	756,990
3,320	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	2,142,197
20,845	Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth (BHAC Insd) (b)	5.250	05/15/46	20,914,414
6,500	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	5,627,895
11,495	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000	01/01/43	10,148,361
3,730	Montgomery Cnty, MD Econ Dev Rev Editorial Proj in Ed, Ser A (Acquired 9/28/98, Cost $3,730,000) (a) (c)	6.400	09/01/28	2,358,442
1,320	Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist, Ser B	6.700	07/01/27	1,038,312
4,000	Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II Subdist (Prerefunded @ 7/01/12)	7.000	07/01/32	4,628,640
4,000	Salisbury, MD Spl Oblig Vlg At Aydelotte Farm Proj	5.250	01/01/37	2,179,880
1,000	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.000	05/01/24	775,620
1,250	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.250	05/01/34	926,562

				86,619,856

	Massachusetts 3.3%
1,620	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	5.875	07/01/18	1,424,110
4,750	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	6.000	07/01/28	3,592,330
1,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/18	1,672,680
2,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/22	2,787,800
5,910	Massachusetts St Dev Fin Agy Criterion Child Enrichment (c)	6.750	01/01/34	4,599,103
770	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (c)	6.250	12/01/13	719,295
7,565	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (c)	6.750	12/01/33	5,981,721
2,000	Massachusetts St Dev Fin Agy First Mtg Loomis Cmnty Proj, Ser A	6.900	03/01/32	1,820,180

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$850	Massachusetts St Dev Fin Agy First Mtg Overlook Cmnty, Ser A	6.125%	07/01/24	$653,505
2,115	Massachusetts St Dev Fin Agy Lexington Montessori Sch Issue (Acquired 7/30/99, Cost $2,115,000) (a) (c)	6.625	08/01/29	1,671,802
595	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A	6.750	07/01/18	543,782
220	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A (j)	7.500	07/01/10	228,314
5,865	Massachusetts St Dev Fin Agy Regis College	5.500	10/01/28	4,009,138
710	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	633,306
1,445	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250	09/01/28	1,125,135
1,590	Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc (Prerefunded @ 6/01/13)	6.750	06/01/20	1,810,533
4,620	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250	07/01/34	3,350,563
1,500	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	1,212,795
4,500	Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc (c)	6.375	07/01/29	3,488,040
4,700	Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance, Ser A	7.100	07/01/32	3,662,428
1,375	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	837,224
1,025	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser A (Prerefunded @ 7/01/10)	8.000	07/01/20	1,113,283
2,305	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser C	7.750	07/01/30	2,465,290
4,755	Massachusetts St Dev Fin Agy Rev New England Ctr for Children	6.000	11/01/19	3,994,200
6,825	Massachusetts St Dev Fin Agy Rev Rfdg First Mtg Reeds Accd Invt (c)	5.750	10/01/31	962,325
2,870	Massachusetts St Dev Fin Agy Rev Whitney Academy Issue	7.500	09/01/30	2,499,885
720	Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med Ctr, Ser F	5.500	07/01/22	726,466
2,500	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser A	5.750	07/01/28	2,056,250
9,845	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser B	6.250	07/01/22	9,063,799

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$5,000	Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp, Ser B	6.750%	07/01/16	$4,970,500
9,730	Massachusetts St Hlth & Ed Fac Auth Rev Christopher House Rfdg, Ser A (c)	6.875	01/01/29	8,180,497
2,900	Massachusetts St Hlth & Ed Fac Auth Rev Civic Invt, Ser B (Prerefunded @ 12/15/12)	9.150	12/15/23	3,670,095
3,610	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.250	10/01/23	2,586,168
1,465	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.375	10/01/28	984,465
6,750	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser E	6.750	10/01/33	5,316,907
7,490	Massachusetts St Hlth & Ed Fac Auth Rev Lasell College, Ser A	5.625	07/01/29	5,345,238
2,552	Massachusetts St Hlth & Ed Fac Auth Rev Nichols College Issue, Ser C	6.000	10/01/17	2,319,717
4,400	Massachusetts St Hlth & Ed Fac Auth Rev Nichols College Issue, Ser C	6.125	10/01/29	3,575,440
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.250	07/01/24	787,390
3,005	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.375	07/01/34	2,209,396
5,765	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	4,997,967
7,500	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	6.250	01/15/28	5,520,525
5,000	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	3,872,200
75	Massachusetts St Hlth & Ed Partn Hlthcare Sys, Ser C	5.750	07/01/32	76,223
7,055	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	4,988,873
530	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.500	10/01/15	500,903
2,000	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.750	10/01/28	1,537,780
995	Massachusetts St Indl Fin Agy Rev First Mtg Stone Inst & Newton	7.700	01/01/14	979,508

				131,125,074

	Michigan 3.3%
2,000	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/28	1,535,380
1,930	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/37	1,384,871

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (Continued)
$1,000	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400%	11/15/18	$947,460
3,715	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/27	3,054,176
2,540	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.000	11/01/26	1,640,637
2,250	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.250	11/01/31	1,395,427
3,800	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.000	11/15/28	3,228,556
4,200	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.125	11/15/43	3,416,910
12,855	Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr Rfdg	6.000	07/01/20	10,659,880
1,590	Grand Blanc Academy, MI Ctf Pt	7.750	02/01/30	1,298,314
3,000	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500	05/15/33	2,302,050
3,380	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500	05/15/40	2,506,507
2,845	John Tollfree Hlth Sys Corp Rfdg	6.000	09/15/23	2,237,649
3,000	Kalamazoo, MI Econ Dev Corp Rev Heritage, Ser A (Prerefunded @ 5/15/10)	7.250	05/15/25	3,240,180
1,980	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.375	05/15/27	1,383,664
2,350	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.500	05/15/36	1,510,368
1,250	Kalamazoo, MI Econ Dev Corp Rev Rfdg Ltd Oblig Heritage Cmnty	5.125	05/15/37	760,388
1,600	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	5.250	07/01/30	1,131,824
1,040	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.250	07/01/40	798,450
8,475	Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp, Ser B (Prerefunded @ 11/15/13)	5.875	11/15/34	9,937,107
25,395	Michigan St Hosp Fin Auth Rev Henry Ford Hlth Sys Rfdg, Ser A	5.250	11/15/46	20,053,162
2,095	Michigan St Hosp Fin Auth Rev Hosp Cent MI Cmnty Hosp	6.250	10/01/27	1,862,727
5,000	Michigan St Hosp Fin Auth Rev Hosp Oakwood Oblig Group, Ser A	5.750	04/01/32	4,271,950
1,750	Michigan St Hosp Fin Auth Rev Presbyterian Vlg Rfdg	5.500	11/15/35	1,175,825
3,000	Michigan St Strategic Fd Ltd Detroit Edison Poll Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	2,671,470

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (Continued)
$12,150	Michigan St Strategic Fd Ltd Oblig Rev Adj Dow Chemical Rfdg, Ser B-2 (k)	6.250%	06/01/14	$12,269,678
4,140	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500	06/01/30	3,712,793
2,325	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	2,025,075
3,405	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	2,811,032
4,500	Pontiac, MI Hosp Fin Auth Hosp Rev NOMC Oblig Group (c) (d)	6.000	08/01/23	450
3,000	Star Intl Academy MI Ctf Partn	8.000	03/01/33	2,668,620
5,140	Wayne Cnty, MI Arpt Auth Rev Detroit Met Arpt Jr Lien (FSA Insd) (AMT)	5.000	12/01/20	4,784,363
3,250	Wayne Cnty, MI Arpt Auth Rev Detroit Met Arpt Jr Lien (FSA Insd) (AMT)	5.000	12/01/21	2,984,898
6,500	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (c)	7.500	04/01/33	3,190,070
3,485	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (c)	7.875	04/01/22	1,783,832
7,500	Western Michigan Univ Rev Gen (FSA Insd) (b)	5.000	11/15/28	7,696,013

				128,331,756

	Minnesota 4.0%
5,000	Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj (Prerefunded @ 2/01/11)	7.750	02/01/31	5,572,000
3,515	Albertville, MN Multi-Family Rev Hsg Grp For Affordable Hsg Rfdg	5.550	09/01/42	2,446,721
2,000	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	1,417,320
2,450	Baytown Twp, MN Lease Rev St Croix Prep Academy, Ser A	6.750	08/01/28	2,090,389
1,500	Baytown Twp, MN Lease Rev St Croix Prep Academy, Ser A	7.000	08/01/38	1,246,665
5,075	Brooklyn Park, MN Lease Rev Prairie Seeds Academy Proj, Ser A	9.250	03/01/39	5,283,532
1,655	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.375	09/01/26	1,245,090
2,000	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.500	09/01/33	1,389,860
2,460	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser A	6.000	10/01/28	1,932,232

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$2,000	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser B	6.000%	10/01/33	$1,478,560
1,220	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.500	04/01/19	1,305,607
2,250	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.750	04/01/29	2,422,845
2,700	Carlton, MN Hlth & Hsg Inter Faith Care Ctr Proj Rfdg	5.700	04/01/36	1,839,753
3,500	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Crest View Corp Proj Rfdg, Ser A	5.700	07/01/42	2,410,310
3,000	Coon Rapids, MN Sr Hsg Rev Epiphany Sr Ctzn Proj Rfdg	6.000	11/01/28	2,355,390
4,500	Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs Proj, Ser B	6.100	10/01/47	3,239,685
1,365	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Com Marice Proj Rfdg, Ser A	5.000	11/01/22	1,014,727
11,200	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Highview Hills Sr Hsg Proj, Ser A	7.000	08/01/45	9,146,032
840	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.000	08/01/24	667,842
1,435	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.125	08/01/34	1,075,489
2,500	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/22	2,433,275
5,630	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/32	4,908,065
1,000	Edina, MN Hlthcare Fac Rev VOA Care Ctr MN Proj, Ser A	6.625	12/01/30	798,470
1,500	Falcon Heights, MN Lease Rev Kaleidoscope Charter Sch, Ser A	6.000	11/01/37	1,085,985
2,500	Glencoe, MN Hlthcare Fac Rev (Prerefunded @ 4/01/11)	7.500	04/01/31	2,809,750
1,900	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.375	10/01/26	1,512,419
1,000	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/41	687,250
3,000	Lake Crystal, MN Hsg Rev Ecumen Second Centy Rfdg	5.700	09/01/36	2,074,710
800	Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare Hlth Partn Oblig Grp Proj	5.875	12/01/29	740,392

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$5,475	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625%	10/01/27	$4,085,335
4,345	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.750	10/01/37	3,035,243
290	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.250	11/01/16	282,857
1,320	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.625	11/01/27	1,184,080
2,050	Minneapolis, MN Rev Walker Methodist Sr Svcs, Ser A	5.875	11/15/18	1,723,455
4,950	Minneapolis, MN Rev Walker Methodist Sr Svcs, Ser A	6.000	11/15/28	3,807,045
1,060	Minnesota Agric & Econ Dev Evangelical	6.625	08/01/25	1,087,051
940	Minnesota Agric & Econ Dev Evangelical (Prerefunded @ 8/01/10)	6.625	08/01/25	1,020,821
3,500	Moorhead, MN Sr Hsg Rev Sheyenne Crossing Proj	5.650	04/01/41	2,396,380
2,150	New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC Ridgeway Proj Rfdg, Ser A (GTY AGMT)	6.000	06/01/41	1,566,189
5,000	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.500	10/01/47	4,100,650
2,500	Northwest, MN Multi-Cnty Pooled Hsg Prog Rfdg, Ser A	6.250	07/01/40	1,788,275
2,000	Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg	6.250	04/01/34	1,521,520
4,700	Orono, MN Hsg Rev Rfdg Sr Orono Woods Apt, Ser A	5.400	11/01/41	3,017,400
6,000	Oronoco, MN Multi-Family Hsg Rev Wedum Shorewood Campus Proj Rfdg	5.400	06/01/41	3,798,240
1,425	Ramsey, MN Lease Rev Pact Charter Sch Proj, Ser A	6.750	12/01/33	1,157,385
2,000	Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apts Proj (AMT) (c)	7.450	10/01/32	1,652,720
4,000	Saint Paul, MN Hsg & Redev Auth Cmnty Peace Academy Proj, Ser A	5.000	12/01/36	2,574,880
2,420	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.875	12/01/33	1,996,645
7,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Group Proj	5.250	05/15/36	5,718,790
2,415	Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj, Ser A	6.750	12/01/33	1,961,463
10,360	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/30	8,308,824

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$3,500	Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit Schs Proj, Ser A	7.500%	12/01/31	$3,130,680
1,600	Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve Language Academy Rfdg, Ser A	7.000	12/01/32	1,345,536
4,035	Saint Paul, MN Hsg & Redev Auth Model Cities Hlth Ctr, Ser A (c)	7.250	11/01/26	3,765,301
3,600	Saint Paul, MN Hsg & Redev Auth Multi-Family Hsg Rev Marian Ctr Proj Rfdg, Ser A	5.375	05/01/43	2,278,512
2,000	Saint Paul, MN Hsg & Redev Auth Rossy & Richard Shaller, Ser A	5.250	10/01/42	1,334,480
2,000	Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj, Ser A (Prerefunded @ 12/01/10)	7.875	12/01/30	2,246,400
1,700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.750	05/01/25	1,435,106
1,000	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser B	6.000	05/01/30	808,270
4,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.600	12/01/34	2,964,200
4,550	Vadnais Heights, MN Multi-Family Rev Hsg Cottages Vadnais Heights Rfdg (AMT)	7.000	12/01/31	3,852,440
1,650	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.850	09/01/24	1,322,376
4,500	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.875	09/01/29	3,400,335
4,775	Washington Cnty, MN Hsg & Redev Auth Hosp Fac Rev Hltheast Proj	5.500	11/15/27	3,814,413
1,450	Winona, MN Hlthcare Winona Hlth, Ser A	6.000	07/01/34	1,319,254

				157,432,916

	Mississippi 0.7%
995	Mississippi Business Fin Corp Air Cargo Rev Bd, Ser 2004 (AMT)	7.250	07/01/34	776,777
7,920	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	7,355,304
4,650	Mississippi Dev Bank Spl Oblig Diamond Lakes Util Rfdg, Ser A	6.250	12/01/17	3,962,637
4,600	Mississippi Home Corp Rev Cleveland Personal Care, Ser 6A (AMT)	6.250	12/01/35	3,188,582
3,975	Mississippi Home Corp Rev Grove Apts Proj, Ser 1 (AMT) (c)	6.250	04/01/37	2,712,937
5,000	Mississippi Home Corp Rev Kirkwood Apts Proj (AMT) (c)	6.800	11/01/37	3,343,200

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mississippi (Continued)
$2,615	Mississippi Hosp Equip & Fac & Impt Hosp South Cent Rfdg	5.250%	12/01/31	$1,982,405
1,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/23	892,680
2,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/29	1,657,520

				25,872,042

	Missouri 2.4%
1,000	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.000	05/01/22	890,430
4,750	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.200	05/01/33	3,809,072
3,600	Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Rfdg, Ser A	6.500	10/01/22	3,184,452
16,300	Branson, MO Regl Arpt Trans Dev Dist Arpt Rev, Ser B (AMT)	6.000	07/01/37	10,513,174
3,000	Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj	5.900	05/01/28	2,246,850
245	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc	5.750	06/01/32	214,777
30	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc (Prerefunded @ 6/01/12)	5.750	06/01/32	33,559
1,500	Carthage, MO Hosp Rev	5.875	04/01/30	1,080,735
5,755	Carthage, MO Hosp Rev	6.000	04/01/38	3,920,939
3,000	Chesterfield, MO Indl Dev Auth Sr Living Fac Rev Willows at Brooking Pk Proj, Ser A (Prerefunded @ 6/01/10)	6.625	12/01/31	3,176,580
3,190	Dardenne Town Square, MO Trans Dev Dist Sales Tax, Ser A	5.000	05/01/36	1,572,096
2,390	Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Phase I Proj, Ser A	6.750	04/01/33	1,885,662
2,755	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg (c)	6.200	06/01/29	2,147,660
965	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000	10/01/21	1,096,433
3,640	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/12)	6.125	10/01/21	4,149,746
1,000	Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj (c)	5.000	04/01/17	855,590
3,610	Good Shepard Nursing Home Dist MO Nursing Home Fac Rev Rfdg	5.900	08/15/23	2,875,076
3,000	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.500	02/15/29	2,588,370

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (Continued)
$1,500	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.750%	02/15/35	$1,277,625
1,260	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/26	921,501
1,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.250	01/01/24	780,630
4,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.500	01/01/35	2,941,640
378	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser A (AMT) (c)	6.950	04/15/15	361,580
1,448	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser B (AMT) (c)	7.250	10/15/38	1,172,503
180	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (c)	7.550	06/15/12	182,664
990	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (c)	7.550	06/15/22	925,492
3,430	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (c)	7.550	06/15/35	2,948,085
2,000	Kansas City, MO Indl Dev Plaza Lib Proj	5.900	03/01/24	1,610,840
911	Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj, Ser A (AMT) (c)	6.450	05/01/40	676,299
1,000	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.500	12/01/24	926,210
1,500	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.625	12/01/28	1,363,755
3,760	Missouri St Dev Fin Brd Infrastructure Fac Rev Branson Landing Proj, Ser A	5.000	06/01/35	3,005,105
5,000	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/31	5,697,300
2,895	Osage Beach, MO Tax Increment Prewitts Point Proj (c)	6.750	05/01/23	2,421,639
5,200	Saint Joseph, MO Indl Dev Auth Hlthcare Rev Living Cmnty Saint Joseph Proj	7.000	08/15/32	4,430,504
4,600	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj, Ser A (Prerefunded @ 11/15/13)	6.625	11/15/35	5,529,798
2,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	1,576,080

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (Continued)
$4,400	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375%	12/01/41	$3,205,796
430	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	446,723
3,065	Saline Cnty, MO Indl Dev Auth Hlth Fac Rev (Acquired 1/12/99, Cost $3,006,098) (a)	6.500	12/01/28	2,474,865
5,600	Valley Pk, MO Indl Dev Auth Sr Hsg Rev Cape Albeon Proj	6.150	12/01/33	4,035,528

				95,153,363

	Nevada 2.0%
3,000	Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj Rfdg	5.850	01/01/22	2,322,720
5,240	Clark Cnty, NV Assisted Living Homestead Boulder City Proj	6.500	12/01/27	3,913,232
1,935	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.100	08/01/18	1,642,428
2,665	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt (c)	6.375	08/01/23	2,105,137
2,500	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser B (AMT)	5.900	10/01/30	2,168,850
11,190	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser C	5.500	10/01/30	9,602,363
24,630	Clark Cnty, NV Sch Dist Ltd Tax Bldg, Ser A (b)	5.000	06/15/24	24,933,318
5,600	Director St NV Dept Business & Ind Las Vegas Monorail Proj Second Tier (c) (d)	7.375	01/01/40	280,000
920	Henderson, NV Loc Impt Dist No T 13, Ser A	6.800	03/01/22	798,891
3,255	Henderson, NV Loc Impt Dist No T 13, Ser B	6.900	03/01/22	2,851,998
3,600	Henderson, NV Loc Impt Dist No T 18 (c)	5.300	09/01/35	1,296,792
1,355	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.250	06/01/24	909,015
8,100	Las Vegas, NV Redev Agy Tax Increment Rev, Ser A	8.000	06/15/30	8,592,966
300	Las Vegas, NV Spl Impt Dist No Elkhorn Springs	8.000	09/15/13	304,317
2,795	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt Anthem at Mesquite	6.150	08/01/37	1,697,264
4,315	Reno, NV Spl Assmt Dist No 4 Somersett Pkwy	6.625	12/01/22	3,519,271

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (Continued)
$3,800	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (e)	6.500%	06/15/20	$3,126,146
14,000	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (e)	6.750	06/15/28	10,308,480

				80,373,188

	New Hampshire 0.7%
4,845	New Hampshire Higher Ed & Hlth Fac Auth Rev Daniel Webster College Issue (c)	6.300	07/01/29	3,217,516
4,000	New Hampshire Higher Ed & Hlth Fac Auth Rev New England College (c)	6.125	03/01/19	3,400,320
6,120	New Hampshire Hlth & Ed Fac Auth Rev Daniel Webster College Issue (c)	7.500	07/01/31	4,609,033
1,035	New Hampshire Hlth & Ed Fac Auth Rev Havenwood-Heritage Heights, Ser A	5.350	01/01/26	756,637
750	New Hampshire Hlth & Ed Fac Auth Rev Havenwood-Heritage Heights, Ser A	5.400	01/01/30	521,205
1,735	New Hampshire Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,545,087
1,570	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/23	1,541,002
4,600	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/33	4,227,400
1,055	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.500	07/01/25	860,490
1,150	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.875	07/01/34	911,915
1,855	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $1,815,319) (a) (c)	7.750	06/01/14	1,794,842
3,000	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (g)	7.125	07/01/27	3,094,890
140	New Hampshire St Hsg Fin Auth Single Family Rev, Ser D (AMT)	5.900	07/01/28	140,353

				26,620,690

	New Jersey 2.9%
2,000	Camden Cnty, NJ Impt Auth Rev Hlthcare Redev Cooper Hlth, Ser A	5.750	02/15/34	1,513,880
6,000	New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac, Ser A (Prerefunded @ 11/15/11)	7.250	11/15/21	6,801,300
3,450	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.125	07/01/23	2,723,188

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (Continued)
$5,800	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.250%	07/01/33	$4,250,878
2,355	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.750	10/01/23	1,820,486
600	New Jersey Econ Dev Auth First Mtg Hamilton Continuing Care, Ser A (Prerefunded @ 11/01/10)	8.350	11/01/30	671,130
1,500	New Jersey Econ Dev Auth First Mtg Presbyterian, Ser A	6.375	11/01/31	1,148,235
6,000	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	7.750	04/01/33	6,819,780
1,250	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/23	1,426,688
3,500	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/31	3,994,725
2,000	New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook Vlg Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	2,225,120
1,000	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.000	11/15/15	1,109,100
1,440	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.125	11/15/23	1,599,595
4,000	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	3,290,560
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	5.875	07/01/28	1,276,110
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	1,220,145
1,560	New Jersey Econ Dev Auth Rev First Mtg Presbyterian, Ser A	6.250	11/01/20	1,326,250
1,012	New Jersey Econ Dev Auth Rev First Mtg The Millhouse Proj, Ser A (c)	7.500	04/01/15	856,075
1,190	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT) (c)	6.125	06/01/18	913,313
700	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT) (c)	6.750	07/01/19	579,425
4,895	New Jersey Econ Dev Auth Rev Sr Mtg Arbor, Ser A	6.000	05/15/28	3,628,957
7,615	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/19	6,488,589

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (Continued)
$12,565	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250%	09/15/29	$9,926,978
4,000	New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig	5.750	07/01/29	3,018,520
4,385	New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp, Ser A (Prerefunded @ 7/01/13)	5.750	07/01/23	5,022,798
710	New Jersey Hlthcare Fac Fin Auth Rev Care Inst Inc Cherry Hill Proj	7.750	07/01/10	706,542
5,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	3,645,600
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr NY Hlthcare	6.625	07/01/31	778,460
327	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (d)	6.000	07/01/13	8,801
434	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (d)	6.500	07/01/23	11,670
2,531	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (d)	6.625	07/01/36	68,072
1,075	New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg (c)	7.250	07/01/14	1,020,498
7,910	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	6,754,903
1,000	New Jersey Hlthcare Fac Fin Inst Inc Cherry Hill Proj	8.000	07/01/27	813,890
4,475	Tobacco Settlement Fin Corp NJ, Ser 1A	4.500	06/01/23	3,950,978
4,000	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/29	2,936,000
34,065	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	20,622,610

				114,969,849

	New Mexico 0.4%
1,350	Bernalillo Cnty, NM Multi-Family Hsg Sr Solar Villas Apt, Ser F (c)	7.250	10/15/22	1,247,818
1,495	Cabezon Pub Impt Dist NM	6.300	09/01/34	989,690
3,660	New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt, Ser A (AMT) (c)	6.850	12/01/31	2,966,320
2,215	New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr, Ser A (c)	7.500	12/01/30	2,010,999
2,560	RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt Proj Rfdg, Ser A (GNMA Collateralized) (c)	7.125	12/15/27	2,225,203
3,225	San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr, Ser A (AMT) (c)	7.250	12/01/31	2,730,446

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (Continued)
$3,250	Santa Fe Cnty, NM Proj Rev El Castillo Retirement, Ser A	5.625%	05/15/25	$2,768,838
750	Ventana West Pub Impt Dist NM	6.875	08/01/33	540,345

				15,479,659

	New York 4.7%
2,270	Amherst, NY Indl Dev Agy Sharry Zedek Proj Rfdg, Ser A (c)	7.000	06/15/36	1,916,652
375	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (j)	7.750	11/15/10	398,224
1,000	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	1,112,340
4,760	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	6.375	12/01/37	3,560,908
1,340	Brookhaven, NY Indl Dev Agy Sr Woodcrest Estates Fac, Ser A (AMT)	6.250	12/01/23	1,116,193
3,180	Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Rfdg, Ser A	7.500	03/01/29	2,982,554
2,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.750	05/01/23	1,782,180
5,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.875	05/01/33	4,102,400
635	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.000	11/15/15	692,525
1,570	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.550	11/15/32	1,771,305
1,000	Mount Vernon, NY Indl Dev Agy Civic Fac Rev	6.200	06/01/29	778,600
13,300	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	10,599,701
11,250	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	9,038,587
3,000	New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj	6.375	07/01/33	2,318,220
2,650	New York City Indl Dev Agy Civic Fac Rev Spl Pl Inc Proj, Ser A	7.000	01/01/33	2,287,109
30,900	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	27,022,050
21,760	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	15,761,638
315	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser A (ACA Insd)	5.375	06/01/23	277,717
5,000	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser C	6.800	06/01/28	5,082,300

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$5,000	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AMBAC Insd)	5.000%	01/01/26	$4,488,650
7,500	New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)	7.950	01/01/28	6,626,775
2,500	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $2,500,000) (a) (c) (d)	6.125	02/15/19	2,500
2,125	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.125	12/01/29	1,689,864
2,275	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.250	12/01/37	1,699,288
10,100	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	9,194,333
2,500	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.500	07/01/23	2,312,675
4,695	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.750	07/01/28	4,222,824
4,000	New York St Dorm Auth Rev Winthrop Univ Hosp Assn, Ser A	5.500	07/01/23	3,700,280
14,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (b)	5.000	06/15/34	14,131,810
1,555	Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Impt & Rfdg, Ser A	7.600	09/01/15	1,513,062
1,250	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser A	5.875	12/01/29	909,288
1,520	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser B	6.000	12/01/19	1,257,070
4,000	Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr Proj, Ser A	7.000	08/01/31	3,267,600
125	Oswego Cnty, NY Indl Dev Agy Civic Fac Rev Sub Saint Luke Residential Hlth, Ser B	7.000	02/01/12	125,109
9,555	Port Auth NY & NJ Cons 144th (b)	5.000	10/01/35	9,689,104
1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	652,530
3,500	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastn Long Is Hosp Assn (e)	5.500	01/01/37	2,210,985
985	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Gurwin Jewish Phase II	6.700	05/01/39	751,013
955	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/20	950,979
2,000	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/30	1,946,920

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$4,000	Suffolk Cnty, NY Indl Dev Agy Medford Hamlet Asstd Living Proj (AMT)	6.375%	01/01/39	$2,755,280
4,345	Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew Academy Spl Children	7.500	06/01/32	3,768,766
1,350	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	1,261,440
2,325	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/31	2,004,871
3,750	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Civic Fac	6.850	12/01/31	3,303,863
5,000	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	4,100,750
2,000	Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc, Ser A (Prerefunded @ 7/01/10)	7.375	07/01/30	2,180,400

				183,319,232

	North Carolina 1.2%
1,000	Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Intl Paper Co Proj, Ser A (AMT)	5.900	09/01/25	807,980
5,125	Johnston, NC Mem Hosp Auth Mem Hosp Auth (FSA Insd) (b)	5.250	10/01/28	4,730,888
8,000	Johnston, NC Mem Hosp Auth Mem Hosp Auth (FSA Insd) (b)	5.250	10/01/36	7,930,800
1,000	North Carolina Med Care Commn First Mtg Arbor Acres Cmnty Proj (Prerefunded @ 3/01/12)	6.250	03/01/27	1,129,900
7,050	North Carolina Med Care Commn First Mtg Baptist Retirement, Ser A	6.400	10/01/31	5,514,087
3,000	North Carolina Med Care Commn First Mtg Forest at Duke Proj (Prerefunded @ 9/01/12)	6.375	09/01/32	3,435,570
2,500	North Carolina Med Care Commn First Mtg Salemtowne Proj (Prerefunded @ 4/01/11)	6.625	04/01/31	2,762,325
1,250	North Carolina Med Care Commn First Mtg Utd Methodist Homes (Prerefunded @ 10/01/09)	7.250	10/01/32	1,289,175
5,005	North Carolina Med Care Commn Hlthcare Fac Rev Pennybyrn at Maryfield, Ser A	6.125	10/01/35	3,523,119
9,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Givens Estates Proj, Ser A (Prerefunded @ 7/01/13)	6.500	07/01/32	11,359,340

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (Continued)
$6,755	North Carolina Med Care Commn Retirement Fac Rev First Mtg Vlg at Brookwood Rfdg	5.250%	01/01/32	$4,414,190

				46,897,374

	North Dakota 0.3%
2,610	Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg Lutheran Rfdg (c)	6.100	10/01/23	1,787,772
495	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.250	09/01/21	391,985
765	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.400	09/01/26	582,020
2,120	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.600	09/01/31	1,568,440
1,545	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	1,111,071
2,400	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	1,588,896
2,840	Lincoln, ND Muni Indl Dev Act Mo Slope Lutheran Care Ctr Proj	5.350	11/01/41	1,745,691
4,150	Traill Cnty, ND Hlthcare Rev Hillsboro Med Ctr	5.500	05/01/42	2,591,260

				11,367,135

	Ohio 3.3%
13,255	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (c)	6.500	09/01/36	9,130,839
1,500	Akron Bath Copley, OH St Twp Hosp Dist Rev Summa Hosp, Ser A	5.375	11/15/24	1,362,750
4,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	6.900	11/15/23	3,370,640
7,650	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	6,251,733
15,420	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	13,327,352
25,120	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	6.500	06/01/47	18,067,560
26,050	Buckeye, OH Tob Settlement Fin Auth Cap Apprec Sr Turbo, Ser A-2	5.875	06/01/47	17,018,204
12,340	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.750	06/01/34	9,048,922
17,900	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.875	06/01/30	14,045,414
1,050	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	750,225
5,000	Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj	7.350	12/01/31	4,462,000

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (Continued)
$1,355	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750%	05/15/27	$971,942
3,000	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/37	2,041,860
3,645	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/42	2,278,818
2,500	Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc Proj, Ser C	6.250	05/15/32	1,866,950
3,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	3,033,300
4,000	Dayton, OH Spl Fac Rev Air Fght Cargo Day LLC Proj (AMT)	6.300	04/01/22	3,149,760
2,000	Dayton, OH Spl Fac Rev Air Fght, Ser D (AMT)	6.200	10/01/09	2,016,220
1,955	Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill Washington Pk Apt (AMT) (c) (d)	7.750	10/01/21	1,058,906
1,000	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.550	08/15/24	990,390
500	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.625	08/15/30	480,970
3,000	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood (c)	6.200	12/01/31	2,003,250
5,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	5,147,600
920	Pinnacle Cmnty Infrastructure Fac, Ser A	6.000	12/01/22	670,846
2,000	Pinnacle Cmnty Infrastructure Fac, Ser A	6.250	12/01/36	1,251,600
500	Port Gtr Cincinnati Dev Auth Coop Pub Pkg Infrastructure Proj	6.300	02/15/24	400,725
2,030	Port Gtr Cincinnati Dev Auth Coop Pub Pkg Infrastructure Proj	6.400	02/15/34	1,470,085
1,500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	1,272,420
1,670	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.200	11/01/27	1,349,427
2,000	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.350	11/01/37	1,534,740

				129,825,448

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma 0.7%
$3,405	Atoka Cnty, OK Hlthcare Auth Hosp Rev Atoka Mem Hosp	6.625%	10/01/37	$2,340,325
4,000	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	3,394,440
1,470	Citizen Potawatomi Nation, OK, Ser A	6.500	09/01/16	1,408,348
1,990	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A (Prerefunded @ 4/01/10)	7.600	04/01/30	2,106,793
3,500	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.000	12/01/27	2,752,435
7,695	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.125	12/01/36	5,678,294
5,000	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.375	07/01/21	4,956,100
500	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.600	07/01/31	463,910
3,740	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.625	08/15/19	3,815,548
1,000	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.750	08/15/15	1,020,460

				27,936,653

	Oregon 0.8%
900	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg (c)	6.000	08/01/14	857,844
4,000	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg (c)	6.875	08/01/28	3,224,880
1,635	Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg Forest Glen, Ser A (c)	7.500	09/01/27	1,478,825
3,500	Gilliam Cnty, OR Solid Waste Disp Rev Waste Mgmt Proj Conv (AMT)	5.250	07/01/29	3,118,955
8,900	Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg (Acquired 5/16/03, Cost $8,632,005) (a)	6.500	12/01/29	7,038,387
3,443	Oregon St Hlth Hsg Ed & Cultural Fac Auth, Ser A (AMT) (c)	7.250	06/01/28	2,941,513
9,925	Yamhill Cnty, OR Hosp Auth Rev Friendsview Retirement Cmnty (Prerefunded @ 12/01/13)	7.000	12/01/34	12,109,095

				30,769,499

	Pennsylvania 4.6%
1,000	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	5.875	08/15/18	862,500
4,500	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	6.000	08/15/28	3,329,640

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$7,050	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A	5.000%	11/15/28	$4,458,702
26,500	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	15,981,620
1,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South Hills Hlth Sys, Ser B (Prerefunded @ 5/01/10)	6.625	05/01/20	1,047,020
6,540	Allegheny Cnty, PA Indl Dev Auth Lease Rev Air Fght Cargo Fac Pit LLC (AMT)	7.750	09/01/31	5,499,617
1,695	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	1,318,083
3,500	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg, Ser A (AMT)	6.125	11/01/34	2,542,610
4,275	Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj, Ser A	7.000	01/01/34	3,499,857
4,600	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250	01/01/35	3,471,298
1,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.100	05/01/14	943,220
900	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.200	05/01/19	771,489
2,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.300	05/01/29	1,505,620
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	909,400
2,500	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/24	2,036,725
8,000	Chester Cnty, PA Hlth & Ed Fac Chester Cnty Hosp, Ser A	6.750	07/01/31	7,217,760
2,250	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.250	07/01/24	2,670,277
2,200	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.625	07/01/34	2,635,314
2,500	Crawford Cnty, PA Hosp Auth Sr Living Fac Rev	6.250	08/15/29	1,942,025
4,000	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place, Ser A (i)	6.000/5.1000	01/15/25	2,621,360
5,500	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	3,867,710
1,000	Delaware Cnty, PA Auth First Mt White Horse Vlg Proj, Ser A (Prerefunded @ 7/01/10)	7.625	07/01/30	1,081,850
1,500	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.875	07/01/31	1,070,085

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$1,900	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900%	07/01/40	$1,282,804
470	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser A	5.400	09/01/16	453,696
6,450	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser B	6.000	09/01/36	5,166,837
4,530	Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph’s Med Ctr	6.200	07/01/26	3,566,560
2,200	Indiana Cnty, PA Indl Dev Auth Pollutn Ctl Rev PSEG Pwr LLC Proj Rfdg (AMT)	5.850	06/01/27	1,978,724
1,650	Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg Proj, Ser A (Prerefunded @ 5/01/10)	7.625	05/01/31	1,773,634
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc (c)	7.750	11/01/33	2,662,290
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc Proj, Ser A (c)	6.000	12/15/23	2,302,860
3,000	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (c)	6.000	11/01/18	1,973,970
6,085	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (c)	6.000	11/01/23	3,416,362
1,655	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.100	06/01/18	1,371,548
4,000	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	2,857,440
4,180	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Impt & Rfdg	6.875	04/01/36	3,283,557
873	Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp Proj Rfdg, Ser A	6.000	12/01/10	873,000
2,890	Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv Geriatric, Ser A	8.375	07/01/23	2,749,633
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.125	02/01/28	1,011,075
13,755	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	9,011,313
2,140	Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy (c)	7.750	09/01/14	2,140,835
1,600	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,498,912
2,190	Northeastern, PA Hosp & Ed Auth Hlthcare Rev (c)	7.125	10/01/29	1,831,278

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$2,900	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.125%	11/01/21	$2,614,727
1,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.375	11/01/41	830,500
2,650	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.500	11/01/16	2,642,898
13,250	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	12,605,387
9,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy Seward, Ser A (AMT)	6.750	12/01/36	8,562,150
1,565	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (b)	6.000	01/15/31	1,602,505
5,000	Pennsylvania St Higher Ed Fac La Salle Univ	5.500	05/01/34	4,342,500
985	Pennsylvania St Higher Ed Student Assn Inc Proj, Ser A	6.750	09/01/32	852,064
2,600	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.500	11/15/18	1,964,768
5,485	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.600	11/15/28	3,165,887
8,500	Philadelphia, PA Auth for Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	7,362,445
560	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A (c)	6.125	01/01/13	521,394
4,000	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A (c)	7.250	01/01/21	3,647,280
4,300	Susquehanna Area Regl Arpt Auth PA Sys Rev, Ser A (AMT)	6.500	01/01/38	3,230,934
2,500	Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone, Ser B (Prerefunded @ 11/15/10)	8.000	11/15/23	2,767,325

				179,202,874

	Rhode Island 0.1%
2,000	Rhode Island St Econ Dev Corp Rev Oblig Providence Pl	7.250	07/01/20	1,730,820
1,345	Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg, Ser A	6.875	05/01/22	1,228,617

				2,959,437

	South Carolina 1.6%
2,300	Georgetown Cnty, SC Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (GTY AGMT)	5.950	03/15/14	2,269,203

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (Continued)
$2,465	Lancaster Cnty, SC Assmt Rev Edenmoor Impt Dist, Ser B (Acquired 5/19/06, Cost $2,465,000) (a)	5.750%	12/01/37	$1,250,051
4,080	Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev	5.250	12/01/30	3,614,146
1,700	Medical Univ SC Hosp Auth Rfdg, Ser A (Prerefunded @ 8/15/12)	6.375	08/15/27	1,964,333
10,995	Piedmont Muni Pwr Agy SC Elec Rev (NATL Insd) (b)	5.375	01/01/25	12,421,052
7,000	Richland Cnty, SC Environmental Impt Rev Intl Paper, Ser A (AMT)	6.100	04/01/23	5,926,550
208	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (j)	6.750	11/15/10	218,718
500	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (Prerefunded @ 11/15/10)	7.500	11/15/20	558,920
495	South Carolina Jobs Econ Dev Auth Fac Rev Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	572,269
1,200	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Lutheran Homes Rfdg	5.650	05/01/18	1,007,172
2,500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	1,758,150
9,900	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	9,237,096
5,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance, Ser A	6.125	08/01/23	4,877,150
1,200	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	909,756
1,700	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/37	1,194,420
5,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	3,161,150
2,540	South Carolina Jobs Econ Dev First Mtg Lutheran Homes Rfdg	5.700	05/01/26	1,854,276
1,650	South Carolina Jobs Econ Episcopal Home Still Proj, Ser A	6.250	05/15/25	1,358,098
3,350	South Carolina Jobs Econ Episcopal Home Still Proj, Ser A	6.375	05/15/32	2,563,789

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (Continued)
$4,005	South Carolina Jobs Econ Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375%	08/01/34	$4,673,515

				61,389,814

	South Dakota 0.5%
3,750	Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj, Ser A (Prerefunded @ 12/01/12)	7.000	12/01/35	4,410,300
2,000	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.375	12/01/27	1,390,180
2,315	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.500	12/01/35	1,493,013
6,285	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/26	4,312,641
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/33	2,022,833
1,750	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.625	11/15/23	2,042,985
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.750	11/15/33	3,807,732

				19,479,684

	Tennessee 1.9%
1,200	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/19	1,040,244
1,000	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/24	798,930
8,330	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A	5.500	07/01/36	7,096,993
5,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/25	5,681,750
7,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/33	7,954,450
1,200	Johnson City, TN Hlth & Ed Fac Brd Retirement Fac Rev Appalachian Christian Vlg Proj, Ser A	6.250	02/15/32	897,048
7,000	Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev Baptist Hlth Sys East TN	6.500	04/15/31	7,039,690
2,235	Memphis, TN Hlth Ed & Hsg Fac Brd Multi-Family Hsg Rev (AMT)	6.700	11/01/37	1,639,797
4,850	Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg	5.650	07/01/24	3,570,667

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (Continued)
$1,900	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.000%	12/01/23	$1,617,964
8,000	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.250	12/01/34	6,768,720
6,265	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Methodist Hlthcare (b)	6.500	09/01/21	7,251,080
3,735	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Methodist Hlthcare (b)	6.500	09/01/21	4,308,547
1,725	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Residential Care Germantown Vlg, Ser A	6.375	12/01/13	1,621,604
3,700	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines, Ser A	6.375	11/15/25	3,211,082
4,500	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj (Prerefunded @ 9/01/12)	6.250	09/01/32	5,134,995
10,200	Trenton, TN Hlth & Ed Fac Brd Rev RHA Trenton MR Inc Proj	9.250	04/01/39	10,229,376

				75,862,937

	Texas 6.4%
1,805	Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)	7.250	01/01/25	1,478,259
3,775	Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj, Ser A (AMT)	6.500	10/01/23	3,000,747
2,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	6.750	11/15/28	1,629,900
5,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	7.000	11/15/33	3,906,800
2,750	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	2,268,475
7,660	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	4,542,533
1,700	Atlanta, TX Hosp Auth Fac Rev	6.750	08/01/29	1,376,116
7,000	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (e)	5.750	01/01/34	4,910,220
1,935	Austin-Bergstorm Landhost Enterprises Inc TX Arpt Hotel Sr, Ser A (i)	6.750/5.063	04/01/27	1,332,151
750	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.125	07/01/22	853,020

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$1,000	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.300%	07/01/32	$1,142,590
3,290	Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge Apt Proj, Ser A (AMT) (c)	7.000	01/01/39	2,625,157
4,500	Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co Proj Rfdg, Ser B (AMT) (g)	6.300	07/01/32	2,172,420
1,000	Brazos Riv Auth TX Rev Reliant Energy Inc Proj Rfdg, Ser A (g)	5.375	04/01/19	987,010
10,000	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Environmental Dow Chemical Co Proj, Ser A-4 (AMT) (g)	5.950	05/15/33	8,557,100
6,000	Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg	7.250	04/01/32	6,075,000
3,000	Dallas-Fort Worth, TX Intl Arpt Impt Jt, Ser A (NATL Insd) (AMT)	6.000	11/01/32	3,001,020
4,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.250	11/01/28	4,009,360
8,000	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.000	09/01/25	6,954,800
5,000	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.125	09/01/34	4,224,500
920	Grand Prairie, TX Hsg Fin Corp (c) (i)	7.500/3.750	07/01/17	761,834
1,000	Grand Prairie, TX Hsg Fin Corp (c) (i)	7.625/3.813	01/01/20	788,610
7,390	Grand Prairie, TX Hsg Fin Corp (c) (i)	7.750/3.100	01/01/34	5,209,137
1,975	Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.500	01/01/24	1,602,772
1,170	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.375	10/01/21	1,169,380
2,070	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/26	1,994,859
780	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/29	731,523
1,830	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.375	10/01/21	2,117,804
1,220	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.500	10/01/29	1,416,823
6,500	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	6,256,315
1,050	Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)	5.700	04/01/32	852,085
4,300	HFDC Cent TX Inc Retirement, Fac Rev Vlg at Gleannloch Farms, Ser A	5.500	02/15/27	3,265,678

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$9,800	HFDC Cent TX Inc Retirement, Fac Rev Vlg at Gleannloch Farms, Ser A	5.500%	02/15/37	$6,557,278
8,100	HFDC Cent TX Inc Retirement, Ser A	5.625	11/01/26	5,855,976
1,500	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/33	1,220,370
2,000	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/38	1,590,420
3,310	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser C (AMT)	5.700	07/15/29	2,296,445
3,980	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/21	3,480,112
13,400	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/29	11,242,198
1,100	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	7.375	07/01/22	1,009,338
500	Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty, Ser A (Prerefunded @ 2/15/14)	7.000	02/15/23	596,760
3,980	Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.375	01/01/23	3,217,750
2,500	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.500	07/01/26	1,962,275
10,000	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.625	07/01/36	7,587,000
1,500	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj, Ser A (Prerefunded @ 7/01/09)	6.500	07/01/29	1,538,115
2,500	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,810,500
8,460	Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj	6.500	12/01/30	6,160,403
1,000	Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr, Ser A (Prerefunded @ 2/15/10)	7.625	02/15/28	1,059,340
500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	6.625	01/01/11	502,045
2,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,105,925
2,000	Midlothian, TX Dev Auth Tax (Acquired 12/02/04, Cost $2,000,000) (a)	6.200	11/15/29	1,587,260
2,000	Midlothian, TX Dev Auth Tax (Prerefunded @ 5/15/11)	7.875	11/15/26	2,289,600
5,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (g)	6.000	08/01/20	5,049,900
3,505	Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at Pine Hallow (c)	8.000	03/01/28	3,004,521

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$3,500	Sabine River Auth TX Pollutn Ctl Rev TXU Elec Co Proj Rfdg, Ser B (AMT) (g)	5.750%	05/01/30	$2,699,200
2,000	Sabine River Auth TX Pollutn Ctl Rev TX Elec Proj Rfdg, Ser A (AMT) (g)	6.450	06/01/21	964,520
10,000	San Antonio, TX Convention Ctr Hotel Fin Corp Contract Rev Empowerment Zone, Ser A (AMBAC Insd) (AMT)	5.000	07/15/39	7,582,000
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig Group	5.125	05/15/37	2,855,520
2,000	Texas St Pub Fin Auth Sch Excellence Ed Proj, Ser A (Acquired 12/02/04, Cost $1,986,049) (a)	7.000	12/01/34	1,608,420
1,000	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/22	1,142,880
4,375	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/34	5,000,100
15,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser A (b)	5.000	07/15/25	16,026,150
6,200	Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp	6.000	07/01/29	4,706,296
3,110	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg	5.250	11/01/32	2,407,949
5,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	3,833,650
10,000	University, TX Univ Rev Fin Sys, Ser D (b)	5.000	08/15/29	11,446,950
15,000	University, TX Univ Rev Fin Sys, Ser D (b)	5.000	08/15/34	17,170,425
7,390	Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Rfdg, Ser A	6.250	01/01/28	5,682,614
4,500	Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj (c)	7.500	12/01/29	3,989,475

				250,053,678

	Utah 0.7%
1,396	Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000 1	8.250	02/01/21	1,336,907
500	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (c) (d) (h)	7.600	09/01/06	115,000
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (c) (d) (h)	7.800	09/01/15	230,000
6,965	Mountain Regl Wtr Spl Svc Dist UT Spl Impt Dist No 2002-1	7.000	12/01/18	6,426,954

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utah (Continued)
$15,280	Tooele Cnty, UT Hazardous Waste Treatment Rev Un Pac Proj, Ser A (AMT)	5.700%	11/01/26	$14,633,656
5,000	Utah St Charter Sch Fin Auth George Washington Academy, Ser A	7.000	07/15/40	4,005,000
2,255	Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj, Ser A (c)	6.875	07/01/27	1,797,686

				28,545,203

	Vermont 0.3%
1,215	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj	6.500	10/01/14	1,237,891
4,130	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj	6.625	10/01/29	4,209,544
1,290	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.375	06/15/22	1,167,024
2,170	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.500	06/15/32	1,731,530
105	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.000	12/15/09	105,338
1,930	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.125	12/15/14	1,906,801
1,325	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.250	12/15/19	1,216,085

				11,574,213

	Virginia 1.8%
2,500	Albemarle Cnty, VA Indl Dev Auth Residential Care Fac, Ser A (Prerefunded @ 1/01/12)	6.200	01/01/31	2,797,575
506	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser A	6.750	03/01/22	403,945
3,098	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser B	7.000	03/01/32	2,198,558
10,000	Broad Str Cmnty Dev Auth VA	7.500	06/01/33	7,729,100
1,463	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.600	03/01/25	1,124,213
8,000	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.750	03/01/34	5,652,480
5,000	Celebrate, VA South Cmnty Dev Celebrate VA South Proj	6.250	03/01/37	3,244,150
3,000	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.125	12/01/30	2,278,980

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (Continued)
$3,500	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.250%	12/01/38	$2,575,615
4,000	Chesterfield Cnty, VA Indl Dev Elec & Pwr, Ser A	5.875	06/01/17	4,148,000
2,385	Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj	6.250	03/01/26	1,757,626
3,500	Fairfax Cnty, VA Econ Dev Auth Living Lewinsville Retirement Villa, Ser A	5.250	03/01/32	2,313,955
4,500	Farms New Kent, VA Cmnty Dev, Ser B	5.450	03/01/36	2,571,930
4,750	Farms New Kent, VA Cmnty Dev, Ser C	5.800	03/01/36	2,811,002
795	Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Rfdg, Ser A (Prerefunded @ 6/01/12)	6.700	06/01/27	915,411
5,200	Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev, Ser A (AMT)	5.700	11/01/27	4,030,104
1,200	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.000	03/01/23	958,764
3,000	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.125	03/01/32	2,376,480
500	Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty, Ser A	6.000	01/01/25	392,525
1,950	Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty, Ser A	6.125	01/01/35	1,397,565
4,250	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	3,131,400
2,840	Prince William Cnty, VA Indl Dev First Mtg Westminster Lake Rfdg	5.125	01/01/26	2,028,271
5,180	Richmond, VA Redev & Hsg Auth Multi-Family Rev Rfdg, Ser A	6.250	12/15/21	4,488,988
7,000	Roanoke Cnty, VA Indl Dev Auth Glebe Inc, Ser A (c) (d)	6.300	07/01/35	1,462,300
1,645	Virginia Gateway Cmnty Dev Auth VA Spl Assmt	6.250	03/01/26	1,234,671
3,916	Virginia Gateway Cmnty Dev Prince William Cnty	6.375	03/01/30	2,817,523
5,000	Washington Cnty, VA Indl Dev Auth Hosp Fac Rev Mtn St Hlth Alliance, Ser C	7.750	07/01/38	5,366,600

				72,207,731

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington 1.7%
$5,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750%	01/01/38	$3,634,150
2,000	Kennewick, WA Pub Hosp Dist Impt & Rfdg	6.300	01/01/25	1,545,400
410	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp	7.000	12/01/11	407,458
400	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (c)	7.250	12/01/15	392,216
12,010	Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)	7.250	04/01/30	9,876,664
2,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/18	1,912,180
1,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/23	920,890
2,065	Tobacco Settlement Auth WA Tob Settlement Rev	6.500	06/01/26	2,076,523
8,315	Tobacco Settlement Auth WA Tob Settlement Rev	6.625	06/01/32	7,391,536
6,300	Washington St Hlth Care Fac Auth Rev Seattle Cancer Care Alliance	7.375	03/01/38	6,706,791
16,800	Washington St Hsg Fin Commn Nonprofit Custodial Rev Custodial Rcpt Wesley Homes, Ser A (Acquired 5/07/08, Cost $16,800,000) (a) (c)	6.200	01/01/36	12,813,360
6,100	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	3,892,471
12,915	Washington St Purp, Ser E (b)	5.000	02/01/29	13,529,754

				65,099,393

	West Virginia 0.6%
8,250	Harrison Cnty, WV Cnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	6,981,068
5,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.500	10/01/38	3,938,750
15,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.750	10/01/43	11,956,800

				22,876,618

	Wisconsin 1.6%
6,405	Badger Tob Asset Sec Corp WI (Prerefunded @ 6/01/12)	6.375	06/01/32	7,136,067
4,180	Baldwin, WI Hosp Rev Mtg, Ser A	6.375	12/01/28	3,203,176
3,685	Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc Proj	6.500	04/01/33	2,790,650
2,275	Milwaukee, WI Rev Sub Air Cargo (AMT)	7.500	01/01/25	1,979,728
4,000	Superior, WI Coll Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	3,510,600

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (Continued)
$2,500	Waukesha, WI Redev Auth Hsg Sr Kirkland Crossings Proj Rfdg	5.600%	07/01/41	$1,840,400
1,000	Wisconsin Hlth & Ed Fac Auth Rev Eastcastle Pl Inc Proj	6.000	12/01/24	813,770
4,400	Wisconsin Hlth & Ed Fac Eastcastle Pl Inc Proj	6.125	12/01/34	3,233,780
6,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare	6.400	04/15/33	5,745,240
8,725	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser A	5.600	02/15/29	7,849,446
2,750	Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl Proj, Ser A	7.000	12/01/31	2,328,398
1,250	Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj, Ser A	7.625	08/15/30	1,259,287
1,115	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/18	937,715
2,485	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/28	1,803,464
335	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.900	10/01/28	248,382
1,200	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj	6.500	07/01/23	1,003,620
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj, Ser B	6.625	07/01/28	818,280
250	Wisconsin St Hlth & Ed Fac Blood Ctr Southeastn Proj	5.500	06/01/24	246,488
1,045	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.125	01/15/22	962,518
2,355	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.250	01/15/33	1,982,886
2,380	Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare, Ser C (Prerefunded @ 5/01/12)	7.500	05/01/32	2,764,084
330	Wisconsin St Hlth & Ed Fac Froedert & Cmnty	5.375	10/01/30	332,429
2,000	Wisconsin St Hlth & Ed Fac Oakwood Vlg Proj, Ser A (Prerefunded @ 8/15/10)	7.000	08/15/19	2,171,160
2,250	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr A	6.250	04/01/34	1,606,275
3,630	Wisconsin St Hlth & Ed Fac Synergy Hlth Inc	6.000	11/15/23	3,742,857
2,750	Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for the Aging	5.700	03/01/28	2,139,445

				62,450,145

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wyoming 0.1%
$2,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600%	12/01/35	$1,612,560
2,100	Teton Cnty, WY Hosp Dist Hosp Rst Johns Med Ctr	6.750	12/01/22	1,807,344

				3,419,904

	Puerto Rico 0.5%
17,000	Puerto Rico Elec Pwr Auth Rev, Ser TT	5.000	07/01/37	14,766,200
5,000	Puerto Rico Indl Tourist Ed & Trans Mem Mennonite Gen Hosp Proj, Ser A	6.500	07/01/26	4,054,800

				18,821,000

Total Long-Term Investments 103.7% (Cost $4,802,554,692)				4,065,982,589

Total Short-Term Investments 1.5% (Cost $59,270,000)				59,270,000

Total Investments 105.2% (Cost $4,861,824,692)				4,125,252,589

Liability for Floating Rate Note Obligations Related to Securities Held (6.9%) (Cost ($270,860,000)
(270,860)	Notes with interest rates ranging from 0.29% to 0.99% at May 31, 2009 and contractual maturities of collateral ranging from 2021 to 2046 (l)			(270,860,000)

Total Net Investments 98.3% (Cost $4,590,964,692)				3,854,392,589

Other Assets in Excess of Liabilities 1.7%				65,093,999

Net Assets 100.0%				$3,919,486,588

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.7% of net assets.

(b)	Underlying security related to Inverse Floaters entered into by the Fund. See Note 1.

(c)	Security has been deemed illiquid.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2009 (Unaudited)  continued

(d)	Non-income producing security.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

(g)	Variable Rate Coupon

(h)	This issuer is currently in liquidation.

(i)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(j)	Escrowed to Maturity

(k)	Security purchased on a when-issued or delayed delivery basis.

(l)	Floating Rate Notes. The interest rates shown reflects the rates in effect at May 31, 2009.

ACA—American Capital Access
AGL—Assured Guaranty Ltd.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
FGIC—Financial Guaranty Insurance Co.
FSA—Financial Security Assurance Inc.
GNMA—Government National Mortgage Association
GTY AGMT—Guarantee Agreement
LOC—Letter of Credit
NATL—National Public Finance Guarantee Corp.
Syncora—Syncora Guarantee Inc.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Statements

Statement of Assets and Liabilities
May 31, 2009 (Unaudited)

Assets:
Total Investments (Cost $4,861,824,692)	$4,125,252,589
Cash	49,325
Receivables:
Interest	88,571,239
Investments Sold	18,551,185
Fund Shares Sold	14,435,007
Other	242,208

Total Assets	4,247,101,553

Liabilities:
Floating Rate Note Obligations	270,860,000
Payables:
Investments Purchased	32,614,993
Fund Shares Repurchased	14,556,833
Income Distributions	4,942,194
Distributor and Affiliates	1,661,547
Investment Advisory Fee	1,655,545
Trustees’ Deferred Compensation and Retirement Plans	376,657
Accrued Expenses	947,196

Total Liabilities	327,614,965

Net Assets	$3,919,486,588

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$4,954,936,835
Accumulated Undistributed Net Investment Income	11,169,246
Accumulated Net Realized Loss	(310,047,390)
Net Unrealized Depreciation	(736,572,103)

Net Assets	$3,919,486,588

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $2,885,047,091 and 344,115,838 shares of beneficial interest issued and outstanding)	$8.38
Maximum sales charge (4.75%* of offering price)	0.42

Maximum offering price to public	$8.80

Class B Shares:
Net asset value and offering price per share (Based on net assets of $313,553,280 and 37,410,446 shares of beneficial interest issued and outstanding)	$8.38

Class C Shares:
Net asset value and offering price per share (Based on net assets of $638,607,178 and 76,305,696 shares of beneficial interest issued and outstanding)	$8.37

Class I Shares:
Net asset value and offering price per share (Based on net assets of $82,279,039 and 9,791,294 shares of beneficial interest issued and outstanding)	$8.40

*	On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended May 31, 2009 (Unaudited)

Investment Income:
Interest	$148,205,825

Expenses:
Investment Advisory Fee	8,990,267
Distribution (12b-1) and Service Fees
Class A	3,219,505
Class B	1,519,240
Class C	2,817,355
Interest and Residual Trust Expenses	2,102,417
Transfer Agent Fees	1,041,340
Accounting and Administrative Expenses	379,368
Reports to Shareholders	201,190
Custody	172,774
Professional Fees	172,292
Registration Fees	85,338
Trustees’ Fees and Related Expenses	50,756
Other	58,804

Total Expenses	20,810,646
Less Credits Earned on Cash Balances	6,106

Net Expenses	20,804,540

Net Investment Income	$127,401,285

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(111,798,025)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(954,022,179)
End of the Period	(736,572,103)

Net Unrealized Appreciation During the Period	217,450,076

Net Realized and Unrealized Gain	$105,652,051

Net Increase in Net Assets From Operations	$233,053,336

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	May 31, 2009	November 30, 2008

From Investment Activities:
Operations:
Net Investment Income	$127,401,285	$249,814,879
Net Realized Loss	(111,798,025)	(93,723,772)
Net Unrealized Appreciation/Depreciation
During the Period	217,450,076	(1,019,420,054)

Change in Net Assets from Operations	233,053,336	(863,328,947)

Distributions from Net Investment Income:
Class A Shares	(96,135,797)	(182,379,785)
Class B Shares	(10,227,381)	(21,700,464)
Class C Shares	(18,974,478)	(33,897,847)
Class I Shares	(2,442,230)	(1,249,594)

Total Distributions	(127,779,886)	(239,227,690)

Net Change in Net Assets from Investment Activities	105,273,450	(1,102,556,637)

From Capital Transactions:
Proceeds from Shares Sold	575,345,848	1,393,628,216
Net Asset Value of Shares Issued Through Dividend Reinvestment	99,249,442	180,005,906
Cost of Shares Repurchased	(493,339,012)	(1,187,330,061)

Net Change in Net Assets from Capital Transactions	181,256,278	386,304,061

Total Increase/Decrease in Net Assets	286,529,728	(716,252,576)
Net Assets:
Beginning of the Period	3,632,956,860	4,349,209,436

End of the Period (Including accumulated undistributed net investment income of $11,169,246 and $11,547,847, respectively)	$3,919,486,588	$3,632,956,860

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	May 31,	Year Ended November 30,
Class A Shares	2009	2008	2007	2006		2005	2004

Net Asset Value, Beginning of the Period	$8.15	$10.61	$11.24	$10.82		$10.59	$10.55

Net Investment Income	0.29 (a)	0.59 (a)	0.58 (a)	0.60	(a)	0.60	0.62
Net Realized and Unrealized Gain/Loss	0.23	(2.48)	(0.64)	0.41		0.24	0.04

Total from Investment Operations	0.52	(1.89)	(0.06)	1.01		0.84	0.66
Less:
Distributions from Net Investment Income	0.29	0.57	0.57	0.59		0.61	0.62

Net Asset Value, End of the Period	$8.38	$8.15	$10.61	$11.24		$10.82	$10.59

Total Return (b)	6.70% *	–18.57%	–0.57%	9.63%		8.05%	6.42%
Net Assets at End of the Period (In millions)	$2,885.0	$2,662.9	$3,185.0	$3,217.6		$3,133.6	$2,923.0
Ratio of Expenses to Average Net Assets	1.01%	1.21%	1.55%	1.37%		1.09%	0.88%
Ratio of Net Investment Income to Average Net Assets	7.47%	5.96%	5.23%	5.44%		5.58%	5.87%
Portfolio Turnover	10% *	49%	26%	27%		20%	20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.89%	0.86%	0.84%	0.85%		0.85%	0.85%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	May 31,	Year Ended November 30,
Class B Shares	2009	2008	2007	2006		2005	2004

Net Asset Value, Beginning of the Period	$8.15	$10.61	$11.24	$10.82		$10.59	$10.55

Net Investment Income	0.26 (a)	0.52 (a)	0.49 (a)	0.52	(a)	0.52	0.54
Net Realized and Unrealized Gain/Loss	0.23	(2.49)	(0.63)	0.41		0.24	0.04

Total from Investment Operations	0.49	(1.97)	(0.14)	0.93		0.76	0.58
Less:
Distributions from Net Investment Income	0.26	0.49	0.49	0.51		0.53	0.54

Net Asset Value, End of the Period	$8.38	$8.15	$10.61	$11.24		$10.82	$10.59

Total Return (b)	6.31% *	–19.21%	–1.32%	8.81%		7.26%	5.62%
Net Assets at End of the Period (In millions)	$313.6	$329.8	$505.8	$632.1		$679.9	$740.9
Ratio of Expenses to Average Net Assets	1.76%	1.96%	2.30%	2.12%		1.84%	1.63%
Ratio of Net Investment Income to Average Net Assets	6.63%	5.19%	4.48%	4.69%		4.83%	5.12%
Portfolio Turnover	10% *	49%	26%	27%		20%	20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.64%	1.61%	1.59%	1.60%		1.60%	1.60%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	May 31,	Year Ended November 30,
Class C Shares	2009	2008	2007		2006		2005	2004

Net Asset Value, Beginning of the Period	$8.14	$10.60	$11.22		$10.81		$10.58	$10.54

Net Investment Income	0.26 (a)	0.51 (a)	0.49	(a)	0.52	(a)	0.52	0.54
Net Realized and Unrealized Gain/Loss	0.23	(2.48)	(0.62)		0.40		0.24	0.04

Total from Investment Operations	0.49	(1.97)	(0.13)		0.92		0.76	0.58
Less:
Distributions from Net Investment Income	0.26	0.49	0.49		0.51		0.53	0.54

Net Asset Value, End of the Period	$8.37	$8.14	$10.60		$11.22		$10.81	$10.58

Total Return (b)	6.32% *	–19.22%	–1.22%	(c)	8.73%	(c)	7.27%	5.63%
Net Assets at End of the Period (In millions)	$638.6	$584.8	$656.9		$654.2		$661.7	$670.6
Ratio of Expenses to Average Net Assets	1.76%	1.96%	2.29%	(c)	2.11%	(c)	1.84%	1.63%
Ratio of Net Investment Income to Average Net Assets	6.62%	5.22%	4.50%	(c)	4.70%	(c)	4.83%	5.12%
Portfolio Turnover	10% *	49%	26%		27%		20%	20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.64%	1.61%	1.58%	(c)	1.59%	(c)	1.60%	1.60%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months			March 1, 2006
	Ended	Year Ended		(Commencement
	May 31,	November 30,		of Operations) to
Class I Shares	2009	2008	2007	November 30, 2006

Net Asset Value, Beginning of the Period	$8.17	$10.64	$11.25	$10.98

Net Investment Income (a)	0.30	0.62	0.60	0.47
Net Realized and Unrealized Gain/Loss	0.23	(2.50)	(0.61)	0.26

Total from Investment Operations	0.53	(1.88)	(0.01)	0.73
Less:
Distributions from Net Investment Income	0.30	0.59	0.60	0.46

Net Asset Value, End of the Period	$8.40	$8.17	$10.64	$11.25

Total Return (b)	6.82% *	–18.39%	–0.14%	6.85% *
Net Assets at End of the Period (In millions)	$82.3	$55.4	$1.6	$0.3
Ratio of Expenses to Average Net Assets	0.76%	0.99%	1.30%	1.12%
Ratio of Net Investment Income to Average Net Assets	7.64%	6.70%	5.49%	5.69%
Portfolio Turnover	10% *	49%	26%	27%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.64%	0.64%	0.59%	0.60%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2009 (Unaudited)

1. Significant Accounting Policies
Van Kampen High Yield Municipal Fund (the “Fund”) is organized as a series of the Van Kampen Tax Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund’s investment adviser generally seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of medium and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2009 (Unaudited)  continued

for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Assets
Investments in
Valuation Inputs	Securities

Level 1—Quoted Prices	$-0-
Level 2—Other Significant Observable Inputs	4,125,252,589
Level 3—Significant Unobservable Inputs	-0-

Total	$4,125,252,589

B. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At May 31, 2009, the Fund had $10,356,640 of when-issued or delayed delivery purchase commitments.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. Income and Expenses Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2009 (Unaudited)  continued

distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Financial Accounting Standards Board Interpretation No. 48 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and New York. Generally, each of the tax years in the four year period ended November 30, 2008, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2008, the Fund had an accumulated capital loss carry forward for tax purposes of $205,396,264, which will expire according to the following schedule:

Amount	Expiration

$14,466,429	November 30, 2011
38,535,389	November 30, 2012
39,641,173	November 30, 2013
112,753,273	November 30, 2016

At May 31, 2009, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$4,566,981,995

Gross tax unrealized appreciation	$101,376,664
Gross tax unrealized depreciation	(813,976,332)

Net tax unrealized depreciation on investments	$(712,599,668)

E. Distribution of Income and Gains The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2009 (Unaudited)  continued

The tax character of distributions paid during the year ended November 30, 2008 was as follows:

Distributions paid from:
Ordinary income	$643,467
Tax-exempt income	239,392,089

$240,035,556

As of November 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$330,301
Undistributed tax-exempt income	13,338,951

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sale transactions.

F. Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Fund’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At May 31, 2009, Fund investments with a value of $448,818,559 are held by the dealer trusts and serve as collateral for the $270,860,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at May 31, 2009 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended May 31, 2009 were $263,690,098 and 1.60%, respectively.

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2009 (Unaudited)  continued

G. Credits Earned on Cash Balances During the six months ended May 31, 2009, the Fund’s custody fee was reduced by $6,106 as a result of credits earned on cash balances.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $300 million	.60%
Next $300 million	.55%
Over $600 million	.50%

For the six months ended May 31, 2009, the Fund recognized expenses of approximately $139,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended May 31, 2009, the Fund recognized expenses of approximately $122,000 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2009, the Fund recognized expenses of approximately $294,900 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $233,200 are included in “Other” assets on the Statement of Assets and Liabilities at May 31, 2009. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
For the six months ended May 31, 2009, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $572,400 and

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2009 (Unaudited)  continued

contingent deferred sales charge (CDSC) on redeemed shares of approximately $359,900. Sales charges do not represent expenses of the Fund.

3. Capital Transactions
For the six months ended May 31, 2009 and the year ended November 30, 2008, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	May 31, 2009		November 30, 2008
	Shares	Value	Shares	Value

Sales:
Class A	52,097,033	$411,926,912	104,529,290	$1,039,068,575
Class B	2,638,587	20,900,167	3,154,092	31,048,953
Class C	13,140,527	104,030,890	25,572,071	254,490,581
Class I	4,845,185	38,487,879	7,468,925	69,020,107

Total Sales	72,721,332	$575,345,848	140,724,378	$1,393,628,216

Dividend Reinvestment:
Class A	9,662,675	$76,488,162	14,587,220	$140,750,568
Class B	1,029,706	8,138,530	1,694,879	16,414,657
Class C	1,695,067	13,402,718	2,305,072	22,150,187
Class I	153,759	1,220,032	76,188	690,494

Total Dividend Reinvestment	12,541,207	$99,249,442	18,663,359	$180,005,906

Repurchases:
Class A	(44,337,154)	$(344,613,446)	(92,596,506)	$(888,117,113)
Class B	(6,701,879)	(52,713,034)	(12,071,987)	(117,982,382)
Class C	(10,362,536)	(80,341,886)	(18,032,984)	(172,945,202)
Class I	(1,989,028)	(15,670,646)	(910,077)	(8,285,364)

Total Repurchases	(63,390,597)	$(493,339,012)	(123,611,554)	$(1,187,330,061)

4. Redemption Fee
The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended May 31, 2009, the Fund received redemption fees of approximately $66,700, which are reported as part of “Cost of Shares Repurchased” on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $458,527,467 and $367,379,413, respectively.

6. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2009 (Unaudited)  continued

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio’s effective yield, maturity and duration, or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161), effective December 1, 2008. FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
Summarized below are the specific types of derivative financial instruments used by the Fund.

A. Futures Contracts The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in interest rates. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). When entering into futures contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.
There were no transactions in futures contracts for the six months ended May 31, 2009.

B. Inverse Floating Rate Securities The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs“) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2009 (Unaudited)  continued

bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.
The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

7. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $1,164,100 and $705,300 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2009 (Unaudited)  continued

9. Accounting Pronouncement
On April 9, 2009, the Financial Accounting Standards Board issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the assets or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current FAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the financial statement disclosures.

Van Kampen High Yield Municipal Fund
Board of Trustees, Officers and Important Addresses

Board of Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen* – Chairman
Suzanne H. Woolsey

Officers
Edward C. Wood III
President and Principal Executive Officer
Kevin Klingert
Vice President
Stefanie V. Chang Yu
Vice President and Secretary
John L. Sullivan
Chief Compliance Officer
Stuart N. Schuldt
Chief Financial Officer and Treasurer
Investment Adviser
Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor
Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent
Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian
State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
155 North Wacker Drive, Suite 2700
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm
Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*	“Interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

This Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Van Kampen companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies and from third parties and other sources. For example:

•	We collect information such as your name, address, e-mail address, phone number and account title.

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Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third

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Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit the Sharing of Certain Types of Personal Information With Affiliated Companies?

We respect your privacy and offer you choices as to whether we share with affiliated companies personal information that was collected to determine your eligibility for products and services you request (“eligibility information”). Please note that, even if you direct us not to share eligibility information with affiliated companies (“opt-out”), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies—such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Types of Personal Information by Affiliated Companies for Marketing?

You may limit affiliated companies from marketing their products or services to you based on your personal information that they receive from affiliated companies. This information includes your income, assets and account history. Your choice to limit marketing offers from affiliated companies will apply until you tell us to change your choice.

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Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to opt-out of sharing and to limit marketing offers, you may do so by:

•	Calling us at (800) 847-2424 Monday-Friday between 8 a.m. and 8 p.m. (ET)

•	Writing to us at the following address: Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

If you have previously notified us about your privacy preferences, it is not necessary to do so again unless you decide to change your preferences. Your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise in writing. If you have a joint account, your direction for us not to share this information with other affiliated companies and for those affiliated companies not to use your personal information for marketing will be applied to all account holders on that account.

Please understand that if you opt-out, you and any joint account holders may not receive information about affiliated company products and services that could help you manage your financial resources and achieve your investment objectives.

If you hold more than one account with Van Kampen, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

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Van Kampen High Yield Municipal Fund
An Important Notice Concerning Our
U.S. Privacy Policy  continued

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Van Kampen Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036
www.vankampen.com

Copyright ©2009 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

50, 150, 250, 601
HYMSAN 07/09
IU09-03084P-Y05/09

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semi-annual reports.
Item 6. Schedule of Investments.
(a) Please refer to Item #1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(1) Code of Ethics — Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Tax-Exempt Trust

By:	/s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: July 21, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: July 21, 2009

By:	/s/ Stuart N. Schuldt

Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 21, 2009